                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2125
                                  ---------------------------------------------

                           EquiTrust Series Fund, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      5400 University Avenue, West Des Moines IA              50266-5997
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400
                                                   ----------------------------

Date of fiscal year end:   July 31, 2004
                        --------------------------
Date of reporting period:  January 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

[EQUITRUST FINANCIAL SERVICES LOGO]

EQUITRUST SERIES FUND, INC.

SEMI-ANNUAL REPORT
JANUARY 31, 2004

5400 UNIVERSITY AVENUE
WEST DES MOINES, IA 50266

1-877-860-2904
225-5586 (DES MOINES)

www.equitrust.com

THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

SHAREHOLDER ACCOUNT ACCESS NOW AVAILABLE AT www.equitrust.com
737-027(04)

PRESIDENT'S LETTER

Dear Shareholder:

     Equities generally rose during the first half of the EquiTrust Series Fund's 2004 fiscal year (August 1, 2003 to January 31, 2004). Many equity market benchmarks recorded double-digit returns in that six-month period alone. The performance of the NASDAQ Composite (the "NASDAQ") relative to other equity indices for this period exemplified investors' declining aversion to risk and increasing demand for more speculative assets. It returned 19.39%, while the less volatile S&P 500 Stock Composite Index (the "S&P 500") and Dow Jones Industrial Average (the "Dow") returned 15.23% and 14.87%, respectively, for the six-month period.

     Just as the NASDAQ outperformed other less volatile equity benchmarks, the riskiest of fixed income securities, including high yield and corporate issues, outperformed more conservative fixed income investments such as Treasury securities and mortgage-backed securities. The Lehman Brothers U.S. Corporate High Yield Index, which represents the domestic non-investment grade debt universe, returned 12.16% for the period. Lehman's U.S. Corporate Investment Grade Index returned 6.15%. The Lehman Brothers U.S. Aggregate Index, which includes U.S. Treasury, mortgage-backed and corporate securities, returned 4.49% for the period. Similarly, Lehman's U.S. Treasury Index and its Fixed Rate Mortgage Backed Securities Index both lagged the returns in the more risky corporate sector, returning 3.96% and 4.03%, respectively.

     Boosted by tax cuts and historically low interest rates, the domestic economy has improved dramatically in the last ten months, substantially so in just the past six months. After showing growth of only 1.4% for the first quarter of calendar year 2003, the nation's gross domestic product (GDP) expanded at an annualized rate of 3.1% in the second quarter and an astonishing 8.2% for the third quarter. Growth moderated to 4.0% in the fourth quarter, so that GDP grew 3.1% for all of 2003.

     After languishing for almost two years, corporate earnings have strengthened substantially in the last year. Reported earnings for the S&P 500 in 2003 are estimated to have grown more than 60% over 2002 calendar earnings. The improvement can be attributed to a combination of cost cutting, productivity gains and recovery in sales. Analysts expect earnings growth to slow for 2004, but to a still-healthy pace of around 10-14%.

     The improvement in corporate earnings has not immediately spurred significant job growth. The nation's unemployment rate peaked at 6.4% in June after starting 2003 at 6.0%. It declined to 5.6% by the end of January of this year, but still shows that corporations have been conservative in hiring despite the improving economy. We are presently at the stage of recovery where hiring should increase; the next few months will be telling in that regard.

     The Board of the Federal Reserve Bank (the "Fed") has indicated that it continues to monitor the nation's employment level for signs that the economy is fostering inflation. It has not altered the federal funds rate since June 2003, when it cut this benchmark rate from 1.25% to 1%. At the time, the Fed cited its concerns for deflation as rationale for its 13th consecutive cut. Both short-term and long-term interest rates have remained near historical lows since then. However, given the improvement in the economy, the Fed's next move most likely will be to raise rates. It would only do so, however, to prevent the economy from expanding at a pace that would lead to excessive inflation. The Fed's current guidance indicates that rate increases could be several months away.

     Symptomatic of low domestic interest rates and deficits in the nation's budget and international trade, the dollar has declined in value relative to other currencies for much of the Fund's current fiscal year. This has benefited U.S. companies that derive substantial revenues from overseas markets, as it has made prices for their goods more competitive relative to those of foreign companies. The dollar's value relative to world currencies increased during the 1990s due to the U.S. economy's strength relative to other economies. Therefore, the decline in the value of the dollar now should not cause concern as long as the dollar's descent slows and its value stabilizes.

     The Fund's portfolios were impacted by these macroeconomic factors to the extent that they impacted the behavior of the financial markets. Equities benefited from improving earnings and monetary stimulus, while the fixed income markets were impacted by budget and trade deficits and the demand for riskier assets. In addition, also reflecting the demand for risky assets, lower-quality financial assets generally outperformed higher-quality financial assets. The following are our thoughts regarding the performance of the portfolios during the Fund's first half of fiscal 2004.

     VALUE GROWTH: Most individual equity securities fared well during the first half of the fiscal year, but low quality stocks, such as those in the technology sector, generally performed the best. Serving as a proxy for technology stocks, the NASDAQ's returns topped those of most equity indices despite being of lower quality relative to other equity benchmarks. Similarly, the S&P 500's technology sector was the benchmark's best performer, while higher quality sectors such as health care and consumer staples trailed. Throughout this equity market rally, mutual fund managers have generally overweighted lower quality sectors and stocks and underweighted higher quality sectors and stocks.

     For the six-month period, the Value Growth Portfolio had a total return of 17.98%, modestly outperforming the S&P 500 in spite of having far less exposure to lower quality sectors and stocks. It has, instead, been overweight in higher quality sectors such as health care, consumer staples, energy and utilities. As several of these sectors have not performed as well as the lower quality sectors, the Portfolio's performance during the first half of the period was attributable to individual security selection and the timing of purchases and sales of individual securities.

     Going into the second half of the Fund's fiscal year, we expect the Portfolio to benefit from its exposure to the health care and consumer staples sectors, both of which tend to benefit from rotation in sector leadership that occurs as earnings growth slows. We also prefer to maintain a high quality stance in the Portfolio. For this reason, we do not anticipate making significant changes to sector weightings at the present time.

     HIGH GRADE BOND: The two-year Treasury yield rose by 8 basis points (.08%) to 1.82%, the ten-year Treasury yield declined 27 basis points (.27%) to 4.13%, and the thirty-year Treasury yield declined 40 basis points (.40%) to 4.96% over the six-month reporting period ended January 31, 2004. The best performing sector of the Lehman Brothers U.S. Aggregate Index for this period was the Investment Grade Corporate Securities sector, as corporate spreads declined due to strong technical factors, as well as an improvement in the fundamental credit quality of the investment grade corporate bond market.

     During the six-month period ended January 31, 2004, the High Grade Bond Portfolio outperformed the Lehman Brothers U.S. Aggregate Index, as reflected by the 5.20% total return produced by the Portfolio versus the 4.49% total return produced by the Index. The total returns for the major components of the Lehman Brothers U.S. Aggregate Index for this period were as follows: U.S. Fixed Rate Mortgage Backed Securities (36% of the Index), 4.03%; U.S. Government Securities (34% of the Index), 3.88%; and

U.S. Investment Grade Corporate Securities (22% of the Index), 6.15%. The Index had an effective duration(1) of 4.45 as of January 31, 2004. In comparison, the Portfolio had approximately 44% of its assets invested in fixed rate mortgage-backed securities, 43% in corporate securities and 13% in cash equivalents. The effective duration of the Portfolio was 4.19. The Portfolio outperformed the Index mainly because it had a higher exposure to outperforming corporate and fixed rate mortgage-backed securities than the Index. These positives more than offset both the Portfolio's higher exposure to cash and its underlying expenses.

     Given the relatively low level of interest rates and the continuing signs that the economy is recovering, we continue to feel that it is not an appropriate time to take on a larger amount of interest rate risk than the Index. However, given the very steep yield curve it is costly to remain in cash so we will keep the majority of the Portfolio invested in intermediate maturity securities.

     STRATEGIC YIELD: The Lehman Brothers High Yield Index recorded excellent results for the six-month period ending January 31, 2004 with a 12.16% total return. The option-adjusted spread on the Lehman Brothers High Yield Index finished the current period at 374 basis points (3.74%) which was 153 basis points (1.53%) lower than at the start of the reporting period. On a fundamental basis, a continued decline in defaults and improvement in the credit rating upgrade-to-downgrade ratio helped the high yield market. The market was also helped by very strong cash inflows into high yield funds over the reporting period.

     During the six-month reporting period, the Portfolio produced a total return of 8.70%, lagging that of the High Yield Index. Its performance was hindered by having less exposure to both high yield issues and lower rated issues relative to the Index; in general, the lowest rated issues were the best performers during the period. A higher exposure to cash and investment grade corporate securities than the Index, coupled with Portfolio expenses, also helped to lower the Portfolio's returns relative to the Index.

     The Portfolio has historically invested in a mix of high yield and investment grade issues, attempting to find attractive issues in both markets. Given the current narrower spreads available in the high yield market, we may lean toward adding more lower investment grade issues to the Portfolio. As always, we will attempt to seek out securities in both the investment grade and non-investment grade markets that we feel offer attractive potential returns for the amount of risk taken.

     MANAGED: The Managed Portfolio had a total return of 12.40% for the six-month period, lagging the S&P 500. Given its value bias, its exposure to cash and fixed income securities and lower volatility in returns relative to the S&P 500, the Portfolio's risk profile is currently substantially below that of the equity benchmark. Per the Portfolio's objective, its risk profile is also above that of the fixed income benchmark.

     As of January 31, 2004, the Portfolio was allocated 68.07% to equities, 16.59% to fixed income securities and 15.34% to cash. Its cash level increased late in the period as we trimmed some positions that had appreciated considerably since the beginning of the market's rally in March 2003. We would anticipate drawing the cash level down if interest rates were to rise or if equity prices were to decline. At this time, though, interest rates are not attractive enough to warrant additions to the Portfolio's fixed income holdings. Similarly, we are currently finding few attractively valued equities to add to the Portfolio's equity exposure.

----------
(1) Duration is a measure of interest rate risk for individual securities and portfolios. The lower the duration for a security or portfolio, the less sensitive it is to movements in interest rates.

     MONEY MARKET: The interest rates offered by money market funds reflect the rates set by central banks such as the Federal Open Market Committee ("FOMC") and the British Banker's Association ("BBA"). The FOMC controls the Federal Funds rate (the overnight lending rate between banks) and the BBA sets the London Interbank Offered Rate ("LIBOR") (the interest rate banks charge each other in England's Eurodollar market). Worldwide, interest rates remain at historically low levels, with the current Federal Funds rate at 1% and the one-month LIBOR at 1.09%. At the last FOMC meeting the Federal Funds rate was unchanged at 1% but the FOMC dropped its commitment to hold interest rates low "for a considerable period." Instead it stated that it would be "patient" in raising rates because inflation is low and the economy still has not fully recovered. The FOMC's current judgement is that its accommodative posture is appropriate to foster sustainable expansion of economic activity. While the FOMC is comfortable that there is growth in the U.S. economy it is still holding off on increasing rates until it sees recovery in the job market. Although there have been outsized productivity gains, businesses remain reluctant to add to payrolls, which should keep the Fed on hold for much of 2004. The current 1% Federal Funds rate is expected to hold until late summer or fall of 2004.

     BLUE CHIP: True to its passive investment strategy, the performance of the Blue Chip Portfolio over the past six months has reflected that of the large capitalization sector it represents. The Portfolio's total return for the period was 12.11%. The Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times, or who wish to make their own market value judgments.

                                  /s/ Craig A. Lang

                                  Craig A. Lang
                                  President

February 27, 2004

     Past performance is not a guarantee of future results.

     The return information of the Portfolios does not reflect the deduction of the contingent deferred sales charge ("CDSC"). If reflected, the CDSC would have reduced the performance of the Portfolios.

     An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2004
(UNAUDITED)

                                                                                HIGH
                                                             VALUE GROWTH    GRADE BOND
                                                               PORTFOLIO     PORTFOLIO
                                                             ------------   ------------
ASSETS

Investments in securities, at value (cost -- $71,583,980;
  $17,421,016; $12,815,328; $36,617,128; $3,365,567; and
  $44,551,988, respectively)                                 $ 78,128,245   $ 18,171,481

Cash                                                              245,013         18,368

Receivables:

  Accrued dividends and interest                                   69,562        183,031

  EquiTrust Investment Management Services, Inc.                       --             --

Prepaid expense and other assets                                       70             21
                                                             ------------   ------------
Total Assets                                                 $ 78,442,890   $ 18,372,901
                                                             ============   ============
LIABILITIES AND NET ASSETS

Liabilities:

  Payable to EquiTrust Investment Management
   Services, Inc.                                            $     43,691   $      8,289

  Portfolio securities purchased                                  385,585        496,641

  Accrued expenses                                                 20,415          7,898
                                                             ------------   ------------
Total Liabilities                                                 449,691        512,828

Net assets applicable to outstanding capital stock             77,993,199     17,860,073
                                                             ------------   ------------
Total Liabilities and Net Assets                             $ 78,442,890   $ 18,372,901
                                                             ============   ============

NET ASSET VALUE PER SHARE

Class B: Net Assets                                          $ 72,847,436   $ 13,277,524

    Shares issued and outstanding                               6,086,203      1,233,859

    Net asset value per share                                $      11.97   $      10.76
                                                             ============   ============
Class I: Net Assets                                          $  5,145,763   $  4,582,549

    Shares issued and outstanding                                 427,981        425,570

    Net asset value per share                                $      12.02   $      10.77
                                                             ============   ============

SEE ACCOMPANYING NOTES.

                                                              STRATEGIC
                                                                YIELD         MANAGED      MONEY MARKET    BLUE CHIP
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             ------------   ------------   ------------   ------------
ASSETS

Investments in securities, at value (cost -- $71,583,980;
  $17,421,016; $12,815,328; $36,617,128; $3,365,567; and
  $44,551,988, respectively)                                 $ 13,490,464   $ 42,747,040   $  3,365,567   $ 60,939,121

Cash                                                                2,013        282,466         79,889          5,063

Receivables:

  Accrued dividends and interest                                  181,181         61,149            870         86,726

  EquiTrust Investment Management Services, Inc.                       --             --          1,125             --

Prepaid expense and other assets                                       16             43              6             59
                                                             ------------   ------------   ------------   ------------
Total Assets                                                 $ 13,673,674   $ 43,090,698   $  3,447,457   $ 61,030,969
                                                             ============   ============   ============   ============
LIABILITIES AND NET ASSETS

Liabilities:

  Payable to EquiTrust Investment Management
   Services, Inc.                                            $      7,282   $     24,472   $      1,649   $     37,023

  Portfolio securities purchased                                       --             --             --             --

  Accrued expenses                                                  7,492         12,815          4,889         17,382
                                                             ------------   ------------   ------------   ------------
Total Liabilities                                                  14,774         37,287          6,538         54,405

Net assets applicable to outstanding capital stock             13,658,900     43,053,411      3,440,919     60,976,564
                                                             ------------   ------------   ------------   ------------
Total Liabilities and Net Assets                             $ 13,673,674   $ 43,090,698   $  3,447,457   $ 61,030,969
                                                             ============   ============   ============   ============

NET ASSET VALUE PER SHARE

Class B: Net Assets                                          $ 10,729,061   $ 37,532,751   $  2,940,919   $ 50,602,105

    Shares issued and outstanding                               1,091,436      2,686,724      2,940,919      1,316,719

    Net asset value per share                                $       9.83   $      13.97   $       1.00   $      38.43
                                                             ============   ============   ============   ============
Class I: Net Assets                                          $  2,929,839   $  5,520,660   $    500,000   $ 10,374,459

    Shares issued and outstanding                                 298,233        393,886        500,000        269,546

    Net asset value per share                                $       9.82   $      14.02   $       1.00   $      38.49
                                                             ============   ============   ============   ============

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2004
(UNAUDITED)

                                                                                 HIGH
                                                             VALUE GROWTH     GRADE BOND
                                                              PORTFOLIO        PORTFOLIO
                                                             ------------    ------------
INVESTMENT INCOME
Dividends                                                    $    626,999    $     17,209
Interest                                                           28,077         476,060
Foreign tax withholding                                            (1,383)             --
                                                             ------------    ------------
Total Investment Income                                           653,693         493,269
EXPENSES
Paid to Affiliates:
  Investment advisory and management fees                         180,572          35,372
  Transfer and dividend disbursing agent fees                      79,432          17,076
  Distribution fees                                               169,148          33,045
  Administrative service fees                                      84,574          16,523
  Accounting fees                                                  15,260           4,421
Custodian fees                                                      8,400           6,333
Professional fees                                                   9,668           2,349
Directors' fees and expenses                                        3,167             790
Reports to shareholders                                             7,059           1,707
Registration fees                                                   4,631           4,131
Miscellaneous                                                      19,658           6,389
                                                             ------------    ------------
Total Expenses                                                    581,569         128,136
Waiver of fees
Fees paid indirectly                                                 (350)           (149)
                                                             ------------    ------------
Net Expenses                                                      581,219         127,987
                                                             ------------    ------------
Net Investment Income                                              72,474         365,282
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from investment transactions           3,332,470          30,356
Change in unrealized appreciation/depreciation of
 investments                                                    8,608,390         529,349
                                                             ------------    ------------
Net Gain on Investments                                        11,940,860         559,705
                                                             ------------    ------------
Net Increase in Net Assets Resulting from Operations         $ 12,013,334    $    924,987
                                                             ============    ============

SEE ACCOMPANYING NOTES.

                                                              STRATEGIC
                                                                YIELD          MANAGED       MONEY MARKET     BLUE CHIP
                                                              PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                             ------------    ------------    ------------    ------------
INVESTMENT INCOME
Dividends                                                    $     39,635    $    421,545    $         --    $    585,901
Interest                                                          464,997         193,902          22,658           8,172
Foreign tax withholding                                                --          (1,034)             --              --
                                                             ------------    ------------    ------------    ------------
Total Investment Income                                           504,632         614,413          22,658         594,073
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
  Investment advisory and management fees                          36,694         122,655           5,567          71,341
  Transfer and dividend disbursing agent fees                      18,347          50,151           3,827          73,913
  Distribution fees                                                26,464          89,692           7,550         118,289
  Administrative service fees                                      13,232          44,846           3,775          59,144
  Accounting fees                                                   3,336          10,221           1,113          14,268
Custodian fees                                                      4,905           7,120           4,321           8,294
Professional fees                                                   1,765           5,465             572           7,630
Directors' fees and expenses                                          595           1,804             216           2,491
Reports to shareholders                                             1,278           3,922             483           5,548
Registration fees                                                   4,125           4,336           3,332           4,593
Miscellaneous                                                       4,986          10,219           3,960          13,431
                                                             ------------    ------------    ------------    ------------
Total Expenses                                                    115,727         350,431          34,716         378,942
Waiver of fees                                                                                    (17,956)
Fees paid indirectly                                                 (154)           (320)           (234)           (306)
                                                             ------------    ------------    ------------    ------------
Net Expenses                                                      115,573         350,111          16,526         378,636
                                                             ------------    ------------    ------------    ------------
Net Investment Income                                             389,059         264,302           6,132         215,437
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from investment transactions            (108,700)      1,416,845              --          29,055
Change in unrealized appreciation/depreciation of
 investments                                                      851,900       3,127,662              --       6,382,395
                                                             ------------    ------------    ------------    ------------
Net Gain on Investments                                           743,200       4,544,507              --       6,411,450
                                                             ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations         $  1,132,259    $  4,808,809    $      6,132    $  6,626,887
                                                             ============    ============    ============    ============

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                        VALUE GROWTH
                                                                          PORTFOLIO
                                                             ---------------------------------
                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 2004      YEAR ENDED
                                                                (UNAUDITED)      JULY 31, 2003
                                                             ----------------    -------------
OPERATIONS
Net investment income                                        $         72,474    $     222,617
Net realized gain (loss) from investment transactions               3,332,470          183,842
Change in unrealized appreciation/depreciation of
  investments                                                       8,608,390        7,612,171
                                                             ----------------    -------------
Net Increase in Net Assets Resulting from Operations               12,013,334        8,018,630
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class B                                                            (168,740)        (122,550)
  Class I                                                             (53,781)         (38,030)
Net realized gain from investment transactions:
  Class B                                                                  --               --
  Class I                                                                  --               --
                                                             ----------------    -------------
Total Dividends and Distributions                                    (222,521)        (160,580)
CAPITAL SHARE TRANSACTIONS                                         (1,475,920)      (3,262,511)
                                                             ----------------    -------------
Total Increase (Decrease) in Net Assets                            10,314,893        4,595,539
NET ASSETS
Beginning of period                                                67,678,306       63,082,767
                                                             ----------------    -------------
End of period (including accumulated undistributed net
 investment income as set forth below)                       $     77,993,199    $  67,678,306
                                                             ================    =============
Accumulated Undistributed Net Investment Income              $         72,224    $     222,271
                                                             ================    =============

SEE ACCOMPANYING NOTES.

                                                                             HIGH                              STRATEGIC
                                                                          GRADE BOND                             YIELD
                                                                           PORTFOLIO                           PORTFOLIO
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                             JANUARY 31, 2004      YEAR ENDED     JANUARY 31, 2004      YEAR ENDED
                                                                (UNAUDITED)      JULY 31, 2003       (UNAUDITED)      JULY 31, 2003
                                                             ----------------    -------------    ----------------    -------------
OPERATIONS
Net investment income                                        $        365,282    $     668,334    $        389,059    $     852,832
Net realized gain (loss) from investment transactions                  30,356           55,151            (108,700)        (195,990)
Change in unrealized appreciation/depreciation of
  investments                                                         529,349          (68,327)            851,900            7,635
                                                             ----------------    -------------    ----------------    -------------
Net Increase in Net Assets Resulting from Operations                  924,987          655,158           1,132,259          664,477
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class B                                                            (257,103)        (494,549)           (298,135)        (675,387)
  Class I                                                            (108,179)        (173,785)            (90,924)        (177,445)
Net realized gain from investment transactions:
  Class B                                                             (41,426)         (22,835)                 --               --
  Class I                                                             (13,862)          (4,599)                 --               --
                                                             ----------------    -------------    ----------------    -------------
Total Dividends and Distributions                                    (420,570)        (695,768)           (389,059)        (852,832)
CAPITAL SHARE TRANSACTIONS                                           (211,699)       1,773,778            (349,601)         771,492
                                                             ----------------    -------------    ----------------    -------------
Total Increase (Decrease) in Net Assets                               292,718        1,733,168             393,599          583,137
NET ASSETS
Beginning of period                                                17,567,355       15,834,187          13,265,301       12,682,164
                                                             ----------------    -------------    ----------------    -------------
End of period (including accumulated undistributed net
 investment income as set forth below)                       $     17,860,073    $  17,567,355    $     13,658,900    $  13,265,301
                                                             ================    =============    ================    =============
Accumulated Undistributed Net Investment Income              $             --    $          --    $             --    $          --
                                                             ================    =============    ================    =============

                                                                           MANAGED
                                                                          PORTFOLIO
                                                             ---------------------------------
                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 2004     YEAR ENDED
                                                                (UNAUDITED)      JULY 31, 2003
                                                             ----------------    -------------
OPERATIONS
Net investment income                                        $        264,302    $     603,446
Net realized gain (loss) from investment transactions               1,416,845          830,651
Change in unrealized appreciation/depreciation of
 investments                                                        3,127,662        3,039,725
                                                             ----------------    -------------
Net Increase in Net Assets Resulting from Operations                4,808,809        4,473,822
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class B                                                            (207,187)        (500,589)
  Class I                                                             (49,296)        (102,634)
Net realized gain from investment transactions:
  Class B                                                                  --               --
  Class I                                                                  --               --
                                                             ----------------    -------------
Total Dividends and Distributions                                    (256,483)        (603,223)
CAPITAL SHARE TRANSACTIONS                                           (702,278)          37,632
                                                             ----------------    -------------
Total Increase (Decrease) in Net Assets                             3,850,048        3,908,231
NET ASSETS
Beginning of period                                                39,203,363       35,295,132
                                                             ----------------    -------------
End of period (including accumulated undistributed net
 investment income as set forth below)                       $     43,053,411    $  39,203,363
                                                             ================    =============

Accumulated Undistributed Net Investment Income              $          8,042    $         223
                                                             ================    =============

SEE ACCOMPANYING NOTES.

                                                                         MONEY MARKET                          BLUE CHIP
                                                                          PORTFOLIO                            PORTFOLIO
                                                             ---------------------------------    ---------------------------------
                                                             SIX MONTHS ENDED                     SIX MONTHS ENDED
                                                             JANUARY 31, 2004      YEAR ENDED     JANUARY 31, 2004      YEAR ENDED
                                                                (UNAUDITED)      JULY 31, 2003       (UNAUDITED)      JULY 31, 2003
                                                             ----------------    -------------    ----------------    -------------
OPERATIONS
Net investment income                                        $          6,132    $      20,460    $        215,437    $     290,057
Net realized gain (loss) from investment transactions                      --               --              29,055       (2,860,328)
Change in unrealized appreciation/depreciation of
 investments                                                               --               --           6,382,395        6,384,813
                                                             ----------------    -------------    ----------------    -------------
Net Increase in Net Assets Resulting from Operations                    6,132           20,460           6,626,887        3,814,542
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class B                                                              (2,268)          (6,651)           (235,610)        (121,092)
  Class I                                                              (3,864)         (13,809)           (148,433)         (70,120)
Net realized gain from investment transactions:
  Class B                                                                  --               --                  --               --
  Class I                                                                  --               --                  --               --
                                                             ----------------    -------------    ----------------    -------------
Total Dividends and Distributions                                      (6,132)         (20,460)           (384,043)        (191,212)
CAPITAL SHARE TRANSACTIONS                                         (1,330,778)         462,370             398,014        4,176,346
                                                             ----------------    -------------    ----------------    -------------
Total Increase (Decrease) in Net Assets                            (1,330,778)         462,370           6,640,858        7,799,676
NET ASSETS
Beginning of period                                                 4,771,697        4,309,327          54,335,706       46,536,030
                                                             ----------------    -------------    ----------------    -------------
End of period (including accumulated undistributed net
 investment income as set forth below)                       $      3,440,919    $   4,771,697    $     60,976,564    $  54,335,706
                                                             ================    =============    ================    =============

Accumulated Undistributed Net Investment Income              $             --    $          --    $          8,763    $     177,369
                                                             ================    =============    ================    =============

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
COMMON STOCKS (89.81%)

  BUSINESS SERVICES (4.08%)
  Affiliated Computer Services, Inc.-Class A                           7,100(1)   $     393,695
  Computer Associates International, Inc.                             22,345            584,098
  Compuware Corp.                                                     29,950(1)         240,498
  First Data Corp.                                                     5,130            200,891
  Microsoft Corp.                                                     24,800            685,720
  Oracle Corp.                                                        17,300(1)         238,913
  Symantec Corp.                                                      21,600(1)         838,080
                                                                                  -------------
                                                                                      3,181,895
  CHEMICALS AND ALLIED PRODUCTS (8.99%)
  Abbott Laboratories                                                 12,450            536,346
  Bristol-Myers Squibb Co.                                            19,580            549,219
  E.I. du Pont de Nemours & Co.                                        8,200            359,980
  GlaxoSmithKline plc                                                  7,675            337,700
  IVAX Corp.                                                          23,500(1)         587,500
  Johnson & Johnson                                                   11,500            614,330
  KV Pharmaceutical Co.-Class A                                       24,750(1)         622,957
  Merck & Co., Inc.                                                   14,469            688,724
  Mylan Laboratories, Inc.                                            28,800            702,432
  Olin Corp.                                                           9,600            183,072
  Pfizer, Inc.                                                        28,936          1,059,926
  SurModics, Inc.                                                     17,616(1)         365,867
  Wyeth                                                                9,830            402,538
                                                                                  -------------
                                                                                      7,010,591
  COMMUNICATIONS (1.80%)
  ADC Telecommunications, Inc.                                        74,300(1)         260,050
  Centurytel, Inc.                                                    19,280            508,992
  Comcast Corp.-Class A                                                6,470(1)         220,756
  Nextel Communications, Inc.                                          8,000(1)         211,120
  SBC Communications, Inc.                                             8,000            204,000
                                                                                  -------------
                                                                                      1,404,918
  DEPOSITORY INSTITUTIONS (8.31%)
  AmSouth Bancorporation                                              23,700            585,390
  Associated Banc-Corp.                                               16,281            703,176

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  Astoria Financial Corp.                                             10,100      $     398,647
  Citigroup, Inc.                                                     11,570            572,484
  FleetBoston Financial Corp.                                         28,330          1,262,951
  National City Corp.                                                 10,030            346,236
  U. S. Bancorp                                                       54,909          1,552,277
  Wachovia Corp.                                                      11,922            551,273
  Wilmington Trust Corp.                                              13,700            511,421
                                                                                  -------------
                                                                                      6,483,855
  EATING & DRINKING PLACES (0.60%)
  Wendy's International, Inc.                                         11,700            464,841
  ELECTRIC, GAS AND SANITARY SERVICES (5.31%)
  Alliant Energy Corp.                                                13,505            349,644
  Atmos Energy Corp.                                                  24,288            621,773
  Black Hills Corp.                                                   11,160            332,568
  Nisource, Inc.                                                      33,600            705,600
  Northwest Natural Gas Co.                                           18,300            563,640
  Pepco Holdings, Inc.                                                19,900            400,587
  Puget Energy, Inc.                                                  21,880            517,024
  Xcel Energy, Inc.                                                   37,665            652,358
                                                                                  -------------
                                                                                      4,143,194
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.74%)
  Acuity Brands, Inc.                                                 37,400            908,820
  Adaptec, Inc.                                                       41,850(1)         392,134
  ECI Telecom, Ltd.                                                   20,000(1)         148,200
  Electronic Data Systems Corp.                                        8,755            209,770
  Intel Corp.                                                         15,600            477,360
                                                                                  -------------
                                                                                      2,136,284
  ENGINEERING & MANAGEMENT SERVICES (0.23%)
  Affymetrix, Inc.                                                     5,800(1)         181,830
  FABRICATED METAL PRODUCTS (1.04%)
  Cooper Industries, Ltd.                                              6,379            359,138
  Shaw Group, Inc.                                                    16,300(1)         190,384
  Stanley Works (The)                                                  6,900            261,372
                                                                                  -------------
                                                                                        810,894
  FOOD AND KINDRED PRODUCTS (5.20%)
  ConAgra Foods, Inc.                                                 69,867          1,812,350
  Sara Lee Corp.                                                      35,000            746,200
  Sensient Technologies Corp.                                         73,331          1,498,152
                                                                                  -------------
                                                                                      4,056,702

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  FOOD STORES (2.26%)
  7-Eleven, Inc.                                                      53,020(1)   $     881,723
  Kroger Co.                                                          16,650(1)         308,525
  Safeway, Inc.                                                       25,035(1)         565,541
                                                                                  -------------
                                                                                      1,755,789
  GENERAL MERCHANDISE STORES (0.94%)
  Federated Department Stores, Inc.                                    8,065            382,926
  Target Corp.                                                         9,200            349,232
                                                                                  -------------
                                                                                        732,158
  HEALTH SERVICES (5.37%)
  Laboratory Corp. of America Holdings                                23,100(1)         986,370
  Province Healthcare Co.                                             45,200(1)         822,640
  Schering-Plough Corp.                                               31,650            555,141
  Select Medical Corp.                                                23,600            408,280
  Taro Pharmaceutical Industries, Ltd.                                 9,750(1)         608,400
  Universal Health Services, Inc.-Class B                             14,725            808,697
                                                                                  -------------
                                                                                      4,189,528
  HOLDING AND OTHER INVESTMENT OFFICES (3.30%)
  Highwoods Properties, Inc.                                          29,150            795,795
  MBIA, Inc.                                                          16,200          1,020,600
  Reckson Assoc. Realty Corp.-Class A                                 29,650            757,558
                                                                                  -------------
                                                                                      2,573,953
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.73%)
  Cisco Systems, Inc.                                                 11,100(1)         284,604
  EMC Corp.                                                           32,700(1)         459,108
  Hewlett-Packard Co.                                                 10,700            254,553
  Ingersoll-Rand Co. Ltd.-Class A                                     14,100            938,073
  Solectron Corp.                                                     26,600(1)         188,860
                                                                                  -------------
                                                                                      2,125,198
  INSTRUMENTS AND RELATED PRODUCTS (4.61%)
  Agilent Technologies, Inc.                                          12,000(1)         442,320
  Becton Dickinson & Co.                                              40,000          1,802,400
  JDS Uniphase Corp.                                                  21,600(1)         110,160
  Pall Corp.                                                          36,770            956,020
  Perkinelmer, Inc.                                                   13,800            284,970
                                                                                  -------------
                                                                                      3,595,870

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  INSURANCE CARRIERS (3.87%)
  Allstate Corp.                                                      22,000      $   1,000,120
  American International Group, Inc.                                   9,800            680,610
  Protective Life Corp.                                               11,000            389,400
  Safeco Corp.                                                        10,700            465,771
  WellPoint Health Networks, Inc.                                      4,600(1)         483,000
                                                                                  -------------
                                                                                      3,018,901
  METAL MINING (0.96%)
  Barrick Gold Corp.                                                  38,000            748,600
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.76%)
  Emerson Electric Co.                                                 2,900            185,310
  Hasbro, Inc.                                                        20,600            406,850
                                                                                  -------------
                                                                                        592,160
  MOTION PICTURES (0.34%)
  Time Warner, Inc.                                                   15,100(1)         265,307
  NONDEPOSITORY INSTITUTIONS (0.96%)
  Federal Home Loan Mortgage Corp.                                    12,000            749,040
  OIL AND GAS EXTRACTION (4.89%)
  Burlington Resources, Inc.                                          20,000          1,094,800
  EOG Resources, Inc.                                                  7,300            330,690
  Occidental Petroleum Co.                                            11,800            519,790
  Offshore Logistics, Inc.                                            33,550(1)         716,293
  Rowan Companies, Inc.                                               21,100(1)         482,768
  Veritas DGC, Inc.                                                   22,900(1)         290,830
  Whiting Petroleum Corp.                                             19,800            380,953
                                                                                  -------------
                                                                                      3,816,124
  PAPER AND ALLIED PRODUCTS (1.86%)
  Abitibi Consolidated, Inc.                                         143,400          1,107,048
  Sonoco Products Co.                                                 14,600            344,268
                                                                                  -------------
                                                                                      1,451,316
  PETROLEUM AND COAL PRODUCTS (4.72%)
  BP Amoco                                                             7,500            357,000
  ChevronTexaco Corp.                                                 10,000            863,500
  ConocoPhillips                                                      25,166          1,657,936
  Marathon Oil Corp.                                                  24,700            802,256
                                                                                  -------------
                                                                                      3,680,692

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  PRIMARY METAL INDUSTRIES (0.74%)
  Northwest Pipe Co.                                                  41,100(1)   $     577,455
  PRINTING AND PUBLISHING (2.83%)
  Belo Corp.                                                          40,800          1,124,040
  Mail-Well, Inc.                                                    147,000(1)         642,390
  R.R. Donnelley & Sons Co.                                           14,000            437,500
                                                                                  -------------
                                                                                      2,203,930
  SECURITY & COMMODITY BROKER (0.03%)
  Piper Jaffray Co.                                                      549(1)          25,776
  TOBACCO PRODUCTS (1.45%)
  Altria Group, Inc.                                                  20,400          1,134,036
  TRANSPORTATION - BY AIR (1.06%)
  Petroleum Helicopters, Inc. (Non-Voting)                            33,100(1)         827,500
  TRANSPORTATION EQUIPMENT (4.23%)
  Federal Signal Corp.                                                17,200            318,200
  Genuine Parts Co.                                                   10,600            349,376
  Honeywell International, Inc.                                       29,800          1,076,376
  ITT Industries, Inc.                                                 9,200            685,768
  SPX Corp.                                                           15,356(1)         871,299
                                                                                  -------------
                                                                                      3,301,019
  WHOLESALE TRADE - DURABLE GOODS (0.56%)
  Apogent Technologies, Inc.                                          16,200(1)         439,992
  WHOLESALE TRADE - NONDURABLE GOODS (1.14%)
  Dean Foods Co.                                                      27,677(1)         885,664
  MISCELLANEOUS EQUITIES (1.90%)
  H & Q Life Sciences Investors                                       29,111            511,480
  NASDAQ-100 Trust                                                    26,100            968,049
                                                                                  -------------
                                                                                      1,479,529
                                                                                  -------------
Total Common Stocks                                                                  70,044,541

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
SHORT-TERM INVESTMENTS (10.36%)

  MONEY MARKET MUTUAL FUND (0.27%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio          215,131      $     215,131

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
  COMMERCIAL PAPER (4.23%)
   DEPOSITORY INSTITUTIONS (1.54%)
   Wells Fargo Corp., 1.01%, due 02/02/04                      $     700,000            700,000
   Wells Fargo Corp., 1.01%, due 02/26/04                            500,000            500,000
                                                                                  -------------
                                                                                      1,200,000
   NONDEPOSITORY INSTITUTIONS (1.99%)
   American General Finance Corp., 1.01%, due 02/24/04               650,000            650,000
   General Electric Capital Corp., 1.03%, due 02/12/04               400,000            400,000
   General Electric Capital Corp., 1.02%, due 02/18/04               500,000            500,000
                                                                                  -------------
                                                                                      1,550,000
   PETROLEUM AND COAL PRODUCTS (0.70%)
   ChevronTexaco Corp., 1.00%, due 02/10/04                          550,000            550,000
                                                                                  -------------
Total Commercial Paper                                                                3,300,000
  UNITED STATES GOVERNMENT AGENCIES (5.86%)
  Federal Home Loan Bank, due 03/05/04                               650,000            649,411
  Federal Home Loan Mortgage Corp., due 03/01/04                     450,000            449,644
  Federal National Mortgage Assoc., due 02/05/04                   3,470,000          3,469,518
                                                                                  -------------
Total United States Government Agencies                                               4,568,573
                                                                                  -------------
Total Short-Term Investments                                                          8,083,704
                                                                                  -------------
Total Investments (100.17%)                                                          78,128,245
OTHER ASSETS LESS LIABILITIES (-0.17%)

  Cash, receivables, prepaid expense and other assets, less
   liabilities                                                                         (135,046)
                                                                                  -------------
Total Net Assets (100.00%)                                                        $  77,993,199
                                                                                  =============

(1) Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
PREFERRED STOCKS (2.74%)

  HOLDING AND OTHER INVESTMENT OFFICES (2.74%)
  New Plan Excel Realty Trust-Series D, 7.80%                          9,000      $     490,219
                                                                                  -------------
Total Preferred Stocks                                                                  490,219

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
CORPORATE BONDS (39.62%)

  ELECTRIC, GAS AND SANITARY SERVICES (10.13%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19            $     600,000(1)         713,190
  Oglethorpe Power (OPC Scherer), 6.974%, due 06/30/11               477,000            518,289
  PacifiCorp, 6.90%, due 11/15/11                                    500,000            577,350
                                                                                  -------------
                                                                                      1,808,829
  FOOD STORES (0.93%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                       150,000            165,750
  GENERAL MERCHANDISE STORES (1.98%)
  J.C. Penney & Co., 8.25%, due 08/15/22                             340,000            353,600
  HOLDING AND OTHER INVESTMENT OFFICES (6.23%)
  Meditrust, 7.60%, due 09/13/05                                     350,000            363,563
  Security Capital Pacific, 7.20%, due 03/01/13                      225,000            251,471
  Washington REIT, 6.898%, due 02/15/18                              450,000            498,425
                                                                                  -------------
                                                                                      1,113,459
  INSURANCE CARRIERS (2.13%)
  SunAmerica, 8.125%, due 04/28/23                                   300,000            380,751
  OIL AND GAS EXTRACTION (1.48%)
  Burlington Resources, Inc., 9.125%, due 10/01/21                   200,000            263,880
  TEXTILE MILL PRODUCTS (2.70%)
  Unifi, 6.50%, due 02/01/08                                         550,000            481,250
  TOBACCO PRODUCTS (4.84%)
  UST, Inc., 7.25%, due 06/01/09                                     750,000            864,773
  TRANSPORTATION - BY AIR (7.91%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                   607,572            618,204
  Northwest Airlines, 7.575%, due 03/01/19                           617,869            656,486
  US Air, Inc., 8.36%, due 01/20/19                                  138,404            138,923
                                                                                  -------------
                                                                                      1,413,613

                                                                 PRINCIPAL
                                                                  AMOUNT             VALUE
                                                               -------------      -------------
  TRANSPORTATION EQUIPMENT (1.29%)
  Ford Motor Co., 9.215%, due 09/15/21                         $     200,000      $     230,200
                                                                                  -------------
Total Corporate Bonds                                                                 7,076,105
ASSET-BACKED SECURITIES (0.01%)

  Federal Home Loan Mortgage Corp., 10.15%, due 04/15/06                 979                982
MORTGAGE-BACKED SECURITIES (45.23%)

  GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (GNMA) (45.23%)
  Pool # 1512, 7.50%, due 12/20/23                                   117,201            125,679
  Pool # 1904, 5.00%, due 02/01/34                                   500,000(2)         495,625
  Pool # 2588, 5.50%, due 05/01/28                                   203,241            207,615
  Pool # 2631, 7.00%, due 08/01/28                                    72,330             77,049
  Pool # 2658, 6.50%, due 10/01/28                                   167,080            176,209
  Pool # 2698, 5.50%, due 01/20/29                                   170,910            174,481
  Pool # 2701, 6.50%, due 01/20/29                                   179,690            189,460
  Pool # 2796, 7.00%, due 08/01/29                                    83,682             89,102
  Pool # 3039, 6.50%, due 02/01/31                                    26,872             28,319
  Pool # 3188, 6.50%, due 02/20/32                                   301,470            317,565
  Pool # 3239, 6.50%, due 05/01/32                                   196,121            206,592
  Pool # 3261, 6.50%, due 07/20/32                                   193,764            204,109
  Pool # 3320, 5.50%, due 12/01/32                                 1,147,989(3)       1,170,394
  Pool # 3333, 5.50%, due 01/01/33                                   771,123            786,177
  Pool # 3375, 5.50%, due 04/01/33                                   246,041            250,844
  Pool # 3390, 5.50%, due 05/01/33                                 1,151,983          1,174,472
  Pool # 3403, 5.50%, due 06/01/33                                 1,301,733          1,327,145
  Pool # 3458, 5.00%, due 10/01/33                                   991,636            985,612
  Pool # 22630, 6.50%, due 08/01/28                                   83,681             88,254
  Pool # 144332, 9.00%, due 07/15/16                                   3,219              3,597
                                                                                  -------------
                                                                                      8,078,300
SHORT-TERM INVESTMENTS (14.14%)

  COMMERCIAL PAPER (6.72%)
   NONDEPOSITORY INSTITUTIONS (6.72%)
   American General Finance Corp., 1.03%, due 02/09/04               400,000            400,000
   General Electric Capital Corp., 1.01%, due 02/17/04               300,000            300,000
   General Electric Capital Corp., 1.02%, due 03/02/04               500,000            500,000
                                                                                  -------------
Total Commercial Paper                                                                1,200,000

                                                                 PRINCIPAL
                                                                  AMOUNT              VALUE
                                                               -------------      -------------
  UNITED STATES GOVERNMENT AGENCIES (5.73%)
  Federal Home Loan Bank, due 02/06/04                         $     275,000      $     274,957
  Federal Home Loan Bank, due 03/05/04                               250,000            249,773
  Federal National Mortgage Assoc., due 02/25/04                     500,000            499,674
                                                                                  -------------
Total United States Government Agencies                                               1,024,404

                                                                  SHARES
                                                                   HELD
                                                               -------------
  MONEY MARKET MUTUAL FUND (1.69%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio          301,471            301,471
                                                                                  -------------
Total Short-Term Investments                                                          2,525,875
                                                                                  -------------
Total Investments (101.74%)                                                          18,171,481
OTHER ASSETS LESS LIABILITIES (-1.74%)

  Cash, receivables, prepaid expense and other assets, less
   liabilities                                                                         (311,408)
                                                                                  -------------
Total Net Assets (100.00%)                                                        $  17,860,073
                                                                                  =============

(1) Each unit was purchased at 104.481 on 04/20/01. As of 01/31/04, the carrying value of each unit was 118.865 and represented 3.99% of total net assets.

(2)  Firm commitment to purchase on 02/19/04.

(3)  Trade restricted and held in a segregated account to cover firm commitment.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                                   SHARES
                                                                    HELD              VALUE
                                                               -------------      -------------
PREFERRED STOCKS (7.27%)

  HOLDING AND OTHER INVESTMENT OFFICES (2.79%)
  New Plan Excel Realty Trust-Series D, 7.80%                          7,000      $     381,282
  METAL MINING (4.48%)
  Cameco Corp., 8.75%, due 09/30/47                                   24,000            612,000
                                                                                  -------------
Total Preferred Stocks                                                                  993,282

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
CORPORATE BONDS (81.44%)
  CHEMICALS AND ALLIED PRODUCTS (8.26%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                  $     600,000            621,000
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                         200,000            208,610
  Polyone Corp., 8.875%, due 05/01/12                                300,000            298,500
                                                                                  -------------
                                                                                      1,128,110
  ELECTRIC, GAS AND SANITARY SERVICES (18.44%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                500,000            662,945
  Allied Waste North America, 10.00%, due 08/01/09                   500,000            540,000
  ESI Tractebel, 7.99%, due 12/30/11                                 424,000            449,440
  Semco Energy, Inc., 7.125%, due 05/15/08                           600,000            633,000
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17               222,273            233,224
                                                                                  -------------
                                                                                      2,518,609
  GENERAL MERCHANDISE STORES (0.29%)
  DR Structured Finance, 8.35%, due 02/15/04                          99,733(1)          40,018
  HOLDING AND OTHER INVESTMENT OFFICES (13.90%)
  Bradley Operating, L.P., 7.20%, due 01/15/08                       500,000            491,375
  Federal Realty Investment Trust, 7.48%, due 08/15/26               600,000            653,995
  iStar Financial, Inc., 7.00%, due 03/15/08                         200,000            217,000
  Price Development Company, 7.29%, due 03/11/08                     250,000            258,180
  Trinet Corp. Realty, 7.70%, due 07/15/17                           260,000            278,010
                                                                                  -------------
                                                                                      1,898,560
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.43%)
  AGCO Corp., 8.50%, due 03/15/06                                    600,000            605,250

                                                                 PRINCIPAL
                                                                  AMOUNT              VALUE
                                                               -------------      -------------
  INSURANCE CARRIERS (6.44%)
  Markel Capital Trust, 8.71%, due 01/01/46                    $     500,000      $     537,790
  PXRE Capital Trust, 8.85%, due 02/01/27                            350,000            341,250
                                                                                  -------------
                                                                                        879,040
  LUMBER AND WOOD PRODUCTS (3.29%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21                        330,000            344,850
  Georgia-Pacific Corp., 9.125%, due 07/01/22                        100,000            103,750
                                                                                  -------------
                                                                                        448,600
  METAL MINING (2.76%)
  Teck Cominco Ltd., 3.75%, due 07/15/06                             400,000            377,248
  PAPER AND ALLIED PRODUCTS (8.60%)
  Bowater, Inc., 9.375%, due 12/15/21                                400,000            453,128
  Potlatch Corp., 12.50%, due 12/01/09                               600,000            721,530
                                                                                  -------------
                                                                                      1,174,658
  TRANSPORTATION - BY AIR (9.63%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                   374,108            375,511
  Northwest Airlines, 7.575%, due 03/01/19                           176,534            187,567
  United Airlines, 7.783%, due 01/01/14                              846,318            752,165
                                                                                  -------------
                                                                                      1,315,243
  TRANSPORTATION SERVICES (2.03%)
  Preston Corp., 7.00%, due 05/01/11                                 306,000            276,930
  WATER TRANSPORTATION (3.37%)
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21        500,000(2)         460,580
                                                                                  -------------
Total Corporate Bonds                                                                11,122,846
SHORT-TERM INVESTMENTS (10.06%)

  COMMERCIAL PAPER (1.83%)
   NONDEPOSITORY INSTITUTIONS
   General Electric Capital Corp., 1.01%, due 02/18/04               250,000            250,000
  UNITED STATES GOVERNMENT AGENCIES (6.00%)
  Federal National Mortgage Assoc., due 02/09/04                     620,000            619,843
  Federal National Mortgage Assoc., due 02/25/04                     200,000            199,867
                                                                                  -------------
Total United States Government Agencies                                                 819,710

                                                                   SHARES
                                                                    HELD              VALUE
                                                               -------------      -------------
  MONEY MARKET MUTUAL FUND (2.23%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio          304,626            304,626
                                                                                  -------------
Total Short-Term Investments                                                          1,374,336
                                                                                  -------------
Total Investments (98.77%)                                                           13,490,464
OTHER ASSETS LESS LIABILITIES (1.23%)

  Cash, receivables, prepaid expense and other assets, less
   liabilities                                                                          168,436
                                                                                  -------------
Total Net Assets (100.00%)                                                        $  13,658,900
                                                                                  =============

(1) Partial or no interest was received from this security on its last scheduled interest payment date.
(2) Each unit was purchased at 80.500 on 08/26/99. As of 1/31/04, the carrying value of each unit was 92.116 and represented 3.37% of total net assets.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
COMMON STOCKS (67.58%)

  CHEMICALS AND ALLIED PRODUCTS (6.20%)
  Bristol-Myers Squibb Co.                                             9,000      $     252,450
  GlaxoSmithKline plc                                                  4,100            180,400
  IVAX Corp.                                                          12,400(1)         310,000
  Johnson & Johnson                                                    4,800            256,416
  KV Pharmaceutical Co.-Class A                                        7,050(1)         177,449
  Merck & Co., Inc.                                                   10,046            478,190
  Mylan Laboratories, Inc.                                            15,300            373,167
  Olin Corp.                                                          11,300            215,491
  Pfizer, Inc.                                                        11,580            424,175
                                                                                  -------------
                                                                                      2,667,738
  COMMUNICATIONS (0.93%)
  Centurytel, Inc.                                                    11,180            295,152
  Comcast Corp.-Class A                                                3,057(1)         104,305
                                                                                  -------------
                                                                                        399,457
  DEPOSITORY INSTITUTIONS (8.58%)
  AmSouth Bancorporation                                              15,600            385,320
  Associated Banc Corp.                                               11,458            494,871
  Astoria Financial Corp.                                              6,700            264,449
  FleetBoston Financial Corp.                                         14,905            664,465
  National City Corp.                                                  5,615            193,830
  U. S. Bancorp                                                       38,835          1,097,865
  Wachovia Corp.                                                       6,234            288,260
  Wilmington Trust Corp.                                               8,200            306,106
                                                                                  -------------
                                                                                      3,695,166
  ELECTRIC, GAS AND SANITARY SERVICES (8.55%)
  Alliant Energy Corp.                                                14,870            384,984
  Atmos Energy Corp.                                                  29,148            746,189
  Black Hills Corp.                                                    6,300            187,740
  Nisource, Inc.                                                      19,600            411,600
  Northwest Natural Gas Co.                                           10,400            320,320
  Pepco Holdings, Inc.                                                22,400            450,912
  Puget Energy, Inc.                                                  22,250            525,767
  Xcel Energy, Inc.                                                   37,665            652,358
                                                                                  -------------
                                                                                      3,679,870

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.74%)
  Acuity Brands, Inc.                                                 25,900      $     629,370
  Electronic Data Systems Corp.                                        5,000            119,800
                                                                                  -------------
                                                                                        749,170
  FABRICATED METAL PRODUCTS (1.20%)
  Cooper Industries, Ltd.                                              3,562            200,541
  Stanley Works (The)                                                  8,300            314,404
                                                                                  -------------
                                                                                        514,945
  FOOD AND KINDRED PRODUCTS (4.86%)
  ConAgra Foods, Inc.                                                 35,332            916,512
  Sara Lee Corp.                                                      15,000            319,800
  Sensient Technologies Corp.                                         41,989            857,835
                                                                                  -------------
                                                                                      2,094,147
  FOOD STORES (1.15%)
  Kroger Co.                                                           9,500(1)         176,035
  Safeway, Inc.                                                       14,035(1)         317,051
                                                                                  -------------
                                                                                        493,086
  GENERAL MERCHANDISE STORES (0.50%)
  Federated Department Stores, Inc.                                    4,496            213,470
  HEALTH SERVICES (2.83%)
  Province Healthcare Co.                                             17,400(1)         316,680
  Schering-Plough Corp.                                                9,700            170,138
  Select Medical Corp.                                                13,600            235,280
  Taro Pharmaceutical Industries, Ltd.                                 4,155(1)         259,272
  Universal Health Services, Inc.-Class B                              4,320            237,254
                                                                                  -------------
                                                                                      1,218,624
  HOLDING AND OTHER INVESTMENT OFFICES (2.88%)
  Highwoods Properties, Inc.                                          16,100            439,530
  MBIA, Inc.                                                           5,368            338,184
  Reckson Associates Realty Corp.-Class A                             18,140            463,477
                                                                                  -------------
                                                                                      1,241,191
  INDUSTRIAL MACHINERY & EQUIPMENT (1.26%)
  Hewlett-Packard Co.                                                  5,200            123,708
  Ingersoll-Rand Co. Ltd.-Class A                                      6,278            417,675
                                                                                  -------------
                                                                                        541,383

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  INSTRUMENTS AND RELATED PRODUCTS (2.80%)
  Becton Dickinson & Co.                                              17,600      $     793,056
  Pall Corp.                                                          15,800            410,800
                                                                                  -------------
                                                                                      1,203,856
  INSURANCE CARRIERS (2.61%)
  Allstate Corp.                                                       9,900            450,054
  Protective Life                                                      3,400            120,360
  Safeco Corp.                                                         6,200            269,886
  WellPoint Health Networks, Inc.                                      2,700(1)         283,500
                                                                                  -------------
                                                                                      1,123,800
  METAL MINING (1.41%)
  Barrick Gold Corp.                                                  30,800            606,760
  OIL AND GAS EXTRACTION (3.70%)
  Burlington Resources, Inc.                                           4,100            224,434
  Occidental Petroleum Co.                                            10,100            444,905
  Offshore Logistics                                                  26,500(1)         565,775
  Rowan Companies, Inc.                                                9,000(1)         205,920
  Veritas DGC, Inc.                                                   12,100(1)         153,670
                                                                                  -------------
                                                                                      1,594,704
  PAPER AND ALLIED PRODUCTS (2.99%)
  Abitibi Consolidated, Inc.                                          99,700            769,684
  Glatfelter                                                          17,300            207,600
  Sonoco Products Co.                                                 13,200            311,256
                                                                                  -------------
                                                                                      1,288,540
  PETROLEUM AND COAL PRODUCTS (3.80%)
  BP Amoco                                                             4,400            209,440
  ConocoPhillips                                                      13,688            901,765
  Marathon Oil Corp.                                                  16,200            526,176
                                                                                  -------------
                                                                                      1,637,381
  PRIMARY METAL INDUSTRIES (0.13%)
  Wolverine Tube, Inc.                                                 8,250(1)          58,905
  PRINTING AND PUBLISHING (2.10%)
  Belo Corp.-Series A                                                 19,100            526,205
  R.R. Donnelley & Sons Co.                                           12,100            378,125
                                                                                  -------------
                                                                                        904,330

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  SECURITY& COMMODITY BROKERS (0.04%)
  Piper Jaffray Co.                                                      388      $      18,217
  TOBACCO PRODUCTS (1.28%)
  Altria Group, Inc.                                                   9,900            550,341
  TRANSPORTATION EQUIPMENT (4.79%)
  Federal Signal Corp.                                                21,000            388,500
  Genuine Parts Co.                                                    9,200            303,232
  Honeywell International, Inc.                                       16,100            581,532
  ITT Industries, Inc.                                                 4,470            333,194
  SPX Corp.                                                            8,034(1)         455,849
                                                                                  -------------
                                                                                      2,062,307
  WHOLESALE TRADE - DURABLE GOODS (0.29%)
  Apogent Technologies, Inc.                                           4,600(1)         124,936
  WHOLESALE TRADE - NONDURABLE GOODS (0.96%)
  Dean Foods Co.                                                      12,959(1)         414,688
                                                                                  -------------
Total Common Stocks                                                                  29,097,012
PREFERRED STOCKS (3.76%)

  DEPOSITORY INSTITUTIONS (1.18%)
  Taylor Capital Group, Inc.-Series A, 9.00%                          20,000            508,750
  PETROLEUM AND COAL PRODUCTS (2.58%)
  Nexen, Inc.-Series 1, 9.375%, due 03/31/48                          44,000          1,110,120
                                                                                  -------------
Total Preferred Stocks                                                                1,618,870

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
CORPORATE BONDS (3.29%)

  METAL MINING
  Teck Cominco Ltd., 3.75%, due 07/15/06                       $   1,500,000          1,414,680
MORTGAGE-BACKED SECURITIES (9.43%)

  GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION (GNMA) (9.43%)
  Pool # 2796, 7.00%, due 08/01/29                                   188,285            200,480
  Pool # 3040, 7.00%, due 02/01/31                                   131,336            139,696
  Pool # 3188, 6.50%, due 02/20/32                                   301,470            317,565
  Pool # 3239, 6.50%, due 05/01/32                                   501,366            528,134
  Pool # 3333, 5.50%, due 01/01/33                                   674,733            687,905
  Pool # 3403, 5.50%, due 06/01/33                                   387,588            395,155

                                                                 PRINCIPAL
                                                                  AMOUNT              VALUE
                                                               -------------      -------------
  Pool # 3442, 5.00%, due 09/01/33                             $     988,277      $     982,273
  Pool # 3459, 5.50%, due 10/01/33                                   791,341            806,790
                                                                                  -------------
Total Mortgage-Backed Securities                                                      4,057,998
SHORT-TERM INVESTMENTS (15.23%)

  COMMERCIAL PAPER (6.39%)
   NONDEPOSITORY INSTITUTIONS ( 5.23%)
   American General Finance Corp., 1.02%, due 02/12/04               475,000            475,000
   American General Finance Corp., 1.01%, due 02/24/04               500,000            500,000
   General Electric Capital Corp., 1.02%, due 02/03/04               750,000            750,000
   Wells Fargo Corp., 1.00%, due 02/18/04                            525,000            525,000
                                                                                  -------------
                                                                                      2,250,000
   PETROLEUM AND COAL PRODUCTS (1.16%)
   ChevronTexaco Corp., 1.02%, due 02/10/04                          500,000            500,000
                                                                                  -------------
Total Commercial Paper                                                                2,750,000
  UNITED STATES GOVERNMENT AGENCIES (6.90%)
   Federal Home Loan Mortgage Corp., due 03/01/04                    400,000            399,673
   Federal National Mortgage Assoc., due 02/05/04                  1,625,000          1,624,774
   Federal National Mortgage Assoc., due 03/10/04                    950,000            949,002
                                                                                  -------------
Total United States Government Agencies                                               2,973,449

                                                                  SHARES
                                                                   HELD
                                                               -------------
  MONEY MARKET MUTUAL FUND (1.94%)
   Blackrock Provident Institutional Funds, T-Fund Portfolio         835,031            835,031
                                                                                  -------------
Total Short-Term Investments                                                          6,558,480
                                                                                  -------------
Total Investments (99.29%)                                                           42,747,040
OTHER ASSETS LESS LIABILITIES (0.71%)

  Cash, receivables, prepaid expense and other assets, less
   liabilities                                                                          306,371
                                                                                  -------------
Total Net Assets (100.00%)                                                        $  43,053,411
                                                                                  =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                          ANNUALIZED
                                                           YIELD ON
                                                           PURCHASE       PRINCIPAL
                                                             DATE           AMOUNT        VALUE
                                                          -----------    -----------   -----------
SHORT-TERM INVESTMENTS (97.81%)

  COMMERCIAL PAPER (24.99%)
   NONDEPOSITORY INSTITUTIONS (18.45%)
   American General Finance Corp., 1.02%, due 04/14/04          1.023%   $   170,000   $   170,000
   General Electric Capital Corp., 1.02%, due 02/17/04          1.021        170,000       170,000
   International Business Machines Corp., 0.98%,
    due 02/20/04                                                0.981        170,000       170,000
   Wells Fargo Corp., 1.03%, due 03/31/04                       1.033        125,000       125,000
                                                                                       -----------
                                                                                           635,000
   PETROLEUM AND COAL PRODUCTS (6.54%)
   ChevronTexaco Corp., 1.02%, due 02/02/04                     1.022        225,000       225,000
                                                                                       -----------
Total Commercial Paper                                                                     860,000
  UNITED STATES GOVERNMENT AGENCIES (72.82%)
  Federal Home Loan Bank, due 02/06/04                          0.974        150,000       149,976
  Federal Home Loan Bank, due 02/13/04                          1.037        100,000        99,963
  Federal Home Loan Bank, due 02/19/04                          0.964        150,000       149,925
  Federal Home Loan Bank, due 02/26/04                          0.964        125,000       124,914
  Federal Home Loan Bank, due 03/26/04                          0.986        125,000       124,815
  Federal Home Loan Bank, due 04/16/04                          0.986        125,000       124,744
  Federal Home Loan Mortgage Corp., due 03/01/04                1.057        153,000       152,867
  Federal Home Loan Mortgage Corp., due 03/04/04                1.062        100,000        99,904
  Federal Home Loan Mortgage Corp., due 03/11/04                1.037        125,000       124,858
  Federal Home Loan Mortgage Corp., due 03/12/04                1.042        150,000       149,825
  Federal Home Loan Mortgage Corp., due 03/15/04                1.032        150,000       149,814
  Federal Home Loan Mortgage Corp., due 04/06/04                0.985        125,000       124,778
  Federal National Mortgage Assoc., due 02/05/04                1.015        135,000       134,981
  Federal National Mortgage Assoc., due 02/09/04                1.025        145,000       144,963
  Federal National Mortgage Assoc., due 02/11/04                1.062        150,000       149,952
  Federal National Mortgage Assoc., due 03/03/04                1.037        125,000       124,887
  Federal National Mortgage Assoc., due 03/17/04                1.042        150,000       149,803
  Federal National Mortgage Assoc., due 04/01/04                1.016        100,000        99,830
  Federal National Mortgage Assoc., due 04/08/04                0.996        125,000       124,768
                                                                                       -----------
Total United States Government Agencies                                                  2,505,567
                                                                                       -----------
Total Short-Term Investments                                                             3,365,567
OTHER ASSETS LESS LIABILITIES (2.19%)

  Cash, receivables, prepaid expense and other assets,
   less liabilities                                                                         75,352
                                                                                       -----------
Total Net Assets (100.00%)                                                             $ 3,440,919
                                                                                       ===========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 2004
(UNAUDITED)

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
COMMON STOCKS (96.91%)

  BUSINESS SERVICES (3.91%)
  Microsoft Corp.                                                     65,678      $   1,815,997
  Oracle Corp.                                                        41,145(1)         568,212
                                                                                  -------------
                                                                                      2,384,209
  CHEMICALS AND ALLIED PRODUCTS (16.61%)
  Abbott Laboratories                                                 19,620            845,230
  Amgen, Inc.                                                         14,150(1)         912,534
  Bristol-Myers Squibb Co.                                            30,489            855,216
  Dow Chemical Co.                                                     8,350            350,283
  E.I. du Pont de Nemours & Co.                                       12,498            548,662
  Johnson & Johnson                                                   34,123          1,822,851
  Eli Lilly & Co.                                                     14,385            978,755
  Merck & Co., Inc.                                                   24,439          1,163,296
  Pfizer, Inc.                                                        25,167            921,867
  Procter & Gamble Co.                                                17,077          1,726,143
                                                                                  -------------
                                                                                     10,124,837
  COMMUNICATIONS (5.32%)
  AT&T Corp.                                                           9,790            190,513
  Comcast Corp.-Class A                                               17,466(1)         595,940
  SBC Communications, Inc.                                            30,532            778,566
  Verizon Communications                                              24,665            909,152
  Viacom, Inc.-Class B                                                19,159            772,108
                                                                                  -------------
                                                                                      3,246,279
  DEPOSITORY INSTITUTIONS (10.45%)
  Bank of America                                                     17,739          1,445,019
  Citigroup, Inc.                                                     34,233          1,693,849
  J. P. Morgan Chase & Co.                                            36,326          1,412,718
  Wachovia Corp.                                                      20,180            933,123
  Wells Fargo Co.                                                     15,500            889,855
                                                                                  -------------
                                                                                      6,374,564
  EATING AND DRINKING PLACES (1.92%)
  McDonald's Corp.                                                    45,456          1,170,037

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  ELECTRIC, GAS AND SANITARY SERVICES (2.82%)
  Dominion Resources, Inc.                                             9,000      $     577,440
  Exelon Corp.                                                         9,550            639,659
  Southern Co.                                                        16,820            501,236
                                                                                  -------------
                                                                                      1,718,335
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.66%)
  Applied Materials, Inc.                                             19,000(1)         413,440
  General Electric Co.                                                55,284          1,859,201
  Intel Corp.                                                         45,414          1,389,668
  Motorola, Inc.                                                      28,770            477,007
  Texas Instruments, Inc.                                             16,962            531,759
                                                                                  -------------
                                                                                      4,671,075
  FOOD AND KINDRED PRODUCTS (3.67%)
  Anheuser Busch Companies, Inc.                                       8,879            450,343
  Coca-Cola Co. (The)                                                 24,698          1,216,130
  PepsiCo, Inc.                                                       12,053            569,625
                                                                                  -------------
                                                                                      2,236,098
  FORESTRY (0.50%)
  Weyerhaeuser Co.                                                     4,950            304,227
  GENERAL MERCHANDISE STORES (2.92%)
  Wal-Mart Stores, Inc.                                               33,106          1,782,758
  INDUSTRIAL MACHINERY AND EQUIPMENT (10.17%)
  3M Co.                                                              13,816          1,092,707
  Caterpillar, Inc.                                                   11,099            867,165
  Cisco Systems, Inc.                                                 44,971(1)       1,153,056
  Dell, Inc.                                                          25,233(1)         844,549
  EMC Corp.                                                           30,067(1)         422,141
  Hewlett-Packard Co.                                                 28,543            679,038
  International Business Machines Corp.                               11,512          1,142,336
                                                                                  -------------
                                                                                      6,200,992
  INSTRUMENTS AND RELATED PRODUCTS (0.55%)
  Eastman Kodak Co.                                                   11,875            337,369
  INSURANCE CARRIERS (3.35%)
  American International Group, Inc.                                  29,426          2,043,636
  LUMBER AND WOOD PRODUCTS (1.29%)
  Home Depot, Inc.                                                    22,248            789,137

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  MOTION PICTURES (2.17%)
  Disney (Walt) Co.                                                   28,609      $     686,616
  Time Warner, Inc.                                                   36,292(1)         637,650
                                                                                  -------------
                                                                                      1,324,266
  NONDEPOSITORY INSTITUTIONS (1.42%)
  Federal National Mortgage Assoc.                                    11,200            863,520
  PAPER AND ALLIED PRODUCTS (0.93%)
  International Paper Co.                                             13,477            569,673
  PETROLEUM AND COAL PRODUCTS (5.80%)
  ChevronTexaco Corp.                                                 15,300          1,321,155
  Exxon Mobil Corp.                                                   54,212          2,211,307
                                                                                  -------------
                                                                                      3,532,462
  PRIMARY METAL INDUSTRIES (1.35%)
  Alcoa, Inc.                                                         23,999            820,286
  SECURITY AND COMMODITY BROKERS (3.59%)
  American Express Co.                                                42,273          2,191,432
  TOBACCO PRODUCTS (2.81%)
  Altria Group, Inc.                                                  30,778          1,710,949
  TRANSPORTATION EQUIPMENT (7.70%)
  Boeing Co. (The)                                                    24,899          1,039,533
  General Motors Corp.                                                12,958            643,754
  Honeywell International, Inc.                                       34,716          1,253,942
  United Technologies Corp.                                           18,423          1,760,133
                                                                                  -------------
                                                                                      4,697,362
                                                                                  -------------
Total Common Stocks                                                                  59,093,503

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                               -------------
SHORT-TERM INVESTMENTS (3.03%)

  COMMERCIAL PAPER (0.82%)
    NONDEPOSITORY INSTITUTIONS (0.82%)
    American General Finance Corp., 1.01%, due 02/19/04        $     500,000            500,000
  UNITED STATES GOVERNMENT AGENCIES (1.40%)
  Federal Home Loan Bank, due 02/06/04                               850,000            849,868

                                                                  SHARES
                                                                   HELD               VALUE
                                                               -------------      -------------
  MONEY MARKET MUTUAL FUND (0.81%)
  Blackrock Provident Institutional Funds, T-Fund Portfolio          495,750      $     495,750
                                                                                  -------------
Total Short-Term Investments                                                          1,845,618
                                                                                  -------------
Total Investments (99.94%)                                                           60,939,121
OTHER ASSETS LESS LIABILITIES (0.06%)

  Cash, receivables, prepaid expense and other assets, less
   liabilities                                                                           37,443
                                                                                  -------------
Total Net Assets (100.00%)                                                        $  60,976,564
                                                                                  =============

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004
(UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company, or mutual fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, Strategic Yield, Managed, Money Market and Blue Chip Portfolios).

     Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Marketing. Share certificates are not available for Class B or Class I shares.

     Class B shares are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio, except that Class B shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class B shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

     The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class B shares. Other class-specific expenses charged to each class during the six months ended January 31, 2004, which are included in the corresponding captions of the statements of operations, were as follows:

                                  TRANSFER AND
                              DIVIDEND DISBURSING
                                   AGENT FEES         REGISTRATION FEES
                              --------------------    -----------------
          PORTFOLIO            CLASS B     CLASS I    CLASS B   CLASS I
          ---------------     ---------    -------    -------   -------
          Value Growth        $  78,427    $ 1,005    $ 3,053   $ 1,578
          High Grade Bond        16,419        657      2,552     1,579
          Strategic Yield        17,551        796      2,547     1,578
          Managed                49,683        468      2,756     1,580

                                  TRANSFER AND
                              DIVIDEND DISBURSING
                                   AGENT FEES         REGISTRATION FEES
                              --------------------    -----------------
          PORTFOLIO            CLASS B     CLASS I    CLASS B   CLASS I
          ---------------     ---------    -------    -------   -------
          Money Market        $   3,270    $   557    $ 1,756   $ 1,576
          Blue Chip              73,096        817      3,009     1,584

SECURITY VALUATION

     All portfolios, other than the Money Market Portfolio, value their investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or holdings where liquidation at quoted market prices is questionable, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 90 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market value.

     The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

INCOME AND INVESTMENT TRANSACTIONS

     For financial reporting purposes, investment transactions are recorded on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     With respect to the Money Market Portfolio, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions of the other portfolios are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for certain defaulted securities, deferral of post-October losses, returns of capital, and the mark to market adjustment discussed in Note 2.

     Distributions that exceed current and accumulated earnings and profits for federal income tax purposes, are reported as return of capital distributions.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

     An election was made under section 311 of the Taxpayer Relief Act of 1997 to treat certain securities within the Value Growth Portfolio as deemed to have been sold on January 2, 2001, at the closing market price and then reacquired on that date for the same amount. The securities elected for the deemed sale resulted in a realized gain, for tax reporting purposes only, of $5,905,182. These realized gains were offset against capital loss carryovers. As a result of this election, at January 31, 2004, the tax cost of investments of the Value Growth Portfolio differed by $3,763,950 from the cost for financial reporting purposes.

     At January 31, 2004, the Portfolios had approximate net capital loss carryovers as follows:

                                                                         PORTFOLIO
                                                ---------------------------------------------------------
                                                    VALUE       STRATEGIC
NET CAPITAL LOSS CARRYOVERS EXPIRE IN:             GROWTH         YIELD          MANAGED      BLUE CHIP
--------------------------------------          ------------   ------------   ------------   ------------
2007                                            $ 19,756,000   $         --   $  2,014,000   $         --
2008                                                  33,000         41,000      1,253,000             --
2009                                                      --             --        825,000             --
2011                                                      --        803,000             --      1,037,000
2012                                                      --        281,000             --      2,831,000
                                                ------------   ------------   ------------   ------------
                                                $ 19,789,000   $  1,125,000   $  4,092,000   $  3,868,000
                                                ============   ============   ============   ============

     At January 31, 2004, the Strategic Yield Portfolio had post-October capital losses of $25,367 that were deferred to the first day of the next fiscal year.

3.   MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with EquiTrust Investment relating to management of the portfolios, the investment of their assets, the transfer and dividend disbursing agent duties, and the accounting functions. Effective December 1, 2003, EquiTrust Marketing, an affiliate of Equitrust Investment, began serving as the principal underwriter and distributor for the Fund assuming these duties from EquiTrust Investment.

     Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows: (1) management and annual investment advisory fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; Strategic Yield Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.03; and (3) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

     Distribution and administrative service fees paid to EquiTrust Investment through November 30, 2003 and to EquiTrust Marketing effective December 1, 2003 are determined as follows: (1) distribution fees are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class B shares of each portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing who serves as principal dealer and; (2) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class B shares of each portfolio.

     EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class B and Class I shares based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

     EquiTrust Investment has voluntarily waived the investment advisory and management fees, the accounting fees, and the custodial fees for the Money Market Portfolio Class B and I shares, as well as the administrative service fees and transfer agent fees for the Money Market Portfolio Class B shares. These waivers may be revoked at any time. Waivers and reimbursements for the six months ended January 31, 2004 were as follows:

                                                          PORTFOLIO / CLASS
                                                         ------------------
                                                           MONEY     MONEY
                                                           MARKET    MARKET
          FEES                                            CLASS B   CLASS I
          ----                                           --------   -------
          Investment advisory and management fees        $  3,783   $ 1,783
          Transfer agent fees                               3,269        --
          Administrative service fees                       3,775        --
          Accounting fees                                     757       357
          Custodial fees                                    2,873     1,359
                                                         --------   -------
          Total                                          $ 14,457   $ 3,499
                                                         ========   =======

     Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2004, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

          PORTFOLIO                             CLASS B     CLASS I
          ---------                           ---------     -------
          High Grade Bond                            --      94,967
          Strategic Yield                        75,129      95,057
          Money Market                        1,910,602     500,000

     EquiTrust Investment also owned 102,539 shares of Value Growth Portfolio (Class B) at January 31, 2004.

4.   EXPENSE OFFSET ARRANGEMENTS

     The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statements of operations.

5.   CAPITAL SHARE TRANSACTIONS

     Net assets as of January 31, 2004 consisted of the following for financial reporting purposes:

                                                                           PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                         VALUE         HIGH GRADE     STRATEGIC                         MONEY           BLUE
                                        GROWTH            BOND          YIELD           MANAGED         MARKET          CHIP
                                      ------------    ------------   ------------    ------------    ------------   ------------
Capital Stock (5,000,000,000
 shares of $.001 par value
 Capital Stock authorized)            $      6,515    $      1,660   $      1,390    $      3,082    $      3,441   $      1,587
Additional paid-in capital              94,922,781      17,077,754     14,132,840      41,055,997       3,437,478     48,446,843
Accumulated undistributed net
 investment income                          72,224              --             --           8,042              --          8,763
Accumulated undistributed net
 realized gain (loss) from
 investment transactions               (23,552,586)         30,194     (1,150,466)     (4,143,622)             --     (3,867,762)
Net unrealized appreciation
 of investments                          6,544,265         750,465        675,136       6,129,912              --     16,387,133
                                      ------------    ------------   ------------    ------------    ------------   ------------
Net Assets                            $ 77,993,199    $ 17,860,073   $ 13,658,900    $ 43,053,411    $  3,440,919   $ 60,976,564
                                      ============    ============   ============    ============    ============   ============

     As of January 31, 2004, the components of accumulated earnings (deficit) and capital gains (losses) on a tax basis were identical to those reported in the statements of assets and liabilities and operations, except as follows:

                                                               PORTFOLIO
                                             ------------------------------------------------
                                             VALUE GROWTH     STRATEGIC YIELD      MANAGED
                                             -------------    ---------------    ------------
Undistributed ordinary income                $      72,224    $         5,040    $      8,042
                                             -------------    ---------------    ------------
Accumulated capital and other losses           (19,788,636)        (1,150,466)     (4,092,031)
Net unrealized appreciation of investments       2,780,315            675,136       6,078,321
Other timing differences                                --             (5,040)             --
                                             -------------    ---------------    ------------
   Total accumulated earnings (deficit)      $ (16,936,097)   $      (475,330)   $  1,994,332
                                             =============    ===============    ============

     The primary difference between book-basis and tax-basis accumulated capital and other losses and net unrealized depreciation of investments in the Value Growth Portfolio is attributable to the realized gain recognized on January 2, 2001 from the mark to market election as described in Note 2.

     During 2002, the Managed Portfolio held securities in companies that completed corporate inversions. These events resulted in realized capital gains for these investments being recognized for tax but not for book purposes. As of January 31, 2004, unrealized depreciation and accumulated capital gains book and tax differences related to the corporate inversions was $51,591. Additionally, the Strategic Yield Portfolio held a defaulted security whose interest ($5,040) at the time of default has been accrued for tax purposes and not for financial reporting purposes.

     Transactions in Capital Stock for each portfolio were as follows:

PERIOD ENDED JANUARY 31, 2004

                                                                           PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                         VALUE         HIGH GRADE     STRATEGIC                         MONEY           BLUE
                                        GROWTH            BOND          YIELD           MANAGED         MARKET          CHIP
                                      ------------    ------------   ------------    ------------    ------------   ------------
Shares sold:
  Class B                                  165,468          48,868         29,052          95,053         316,574         71,188
  Class I                                   40,301          45,501         36,640          42,357         509,953         17,859
Shares issued in reinvestment of
 dividends and/or capital gains
 distribution:
  Class B                                   14,364          23,502         24,053          14,670             810          6,156
  Class I                                    4,624           8,821          6,286           3,647           2,629          3,910
Shares redeemed:
  Class B                                 (336,688)        (95,057)       (94,253)       (186,507)       (354,028)       (64,818)
  Class I                                  (26,963)        (52,099)       (39,129)        (24,418)     (1,806,716)       (23,972)
                                      ------------    ------------   ------------    ------------    ------------   ------------
Net Increase (Decrease)                   (138,894)        (20,464)       (37,351)        (55,198)     (1,330,778)        10,323
                                      ============    ============   ============    ============    ============   ============

                                                                           PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                         VALUE         HIGH GRADE     STRATEGIC                         MONEY           BLUE
                                        GROWTH            BOND          YIELD           MANAGED         MARKET          CHIP
                                      ------------    ------------   ------------    ------------    ------------   ------------
Value of shares sold:
  Class B                             $  1,859,152    $    523,167   $    278,337    $  1,268,653    $    316,574   $  2,604,911
  Class I                                  459,574         486,827        352,919         565,867         509,953        655,085
Value issued in reinvestment of
 dividends and/or capital gains
 distribution:
  Class B                                  166,482         251,280        231,011         198,254             810        233,545
  Class I                                   53,781          94,353         60,352          49,296           2,629        148,431
Value redeemed:
  Class B                               (3,718,428)     (1,012,020)      (899,870)     (2,464,428)       (354,028)    (2,374,958)
  Class I                                 (296,481)       (555,306)      (372,350)       (319,920)     (1,806,716)      (869,000)
                                      ------------    ------------   ------------    ------------    ------------   ------------
Net Increase (Decrease)               $ (1,475,920)   $   (211,699)  $   (349,601)   $   (702,278)   $ (1,330,778)  $    398,014
                                      ============    ============   ============    ============    ============   ============

YEAR ENDED JULY 31, 2003

                                                                           PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                         VALUE         HIGH GRADE     STRATEGIC                         MONEY           BLUE
                                        GROWTH            BOND          YIELD           MANAGED         MARKET          CHIP
                                      ------------    ------------   ------------    ------------    ------------   ------------
Shares sold:
  Class B                                  316,609         118,612         92,510         170,455         335,649        140,758
  Class I                                   81,919         290,432        100,401         176,176       1,448,901        218,908
Shares issued in reinvestment of
 dividends and/or capital gains
 distribution:
  Class B                                   13,401          40,008         54,892          40,382           2,482          3,923
  Class I                                    4,202          12,297         11,792           8,201           9,860          2,288
Shares redeemed:
  Class B                                 (562,432)       (194,554)      (133,443)       (273,634)       (495,336)      (131,089)
  Class I                                 (211,330)        (96,692)       (43,700)       (120,492)       (839,186)      (104,359)
                                      ------------    ------------   ------------    ------------    ------------   ------------
Net Increase (Decrease)                   (357,631)        170,103         82,452           1,088         462,370        130,429
                                      ============    ============   ============    ============    ============   ============
Value of shares sold:
  Class B                             $  2,863,590    $  1,250,037   $    866,803    $  1,983,835    $    335,649   $  4,398,861
  Class I                                  750,000       3,053,111        942,827       2,057,135       1,448,901      6,925,716
Value issued in reinvestment of
 dividends and/or capital gains
 distribution:
  Class B                                  120,859         423,025        515,461         471,639           2,482        120,206
  Class I                                   38,030         130,419        110,755          96,674           9,860         70,120
Value redeemed:
  Class B                               (5,094,145)     (2,054,696)    (1,253,380)     (3,168,286)       (495,336)    (4,095,915)
  Class I                               (1,940,845)     (1,028,118)      (410,974)     (1,403,365)       (839,186)    (3,242,642)
                                      ------------    ------------   ------------    ------------    ------------   ------------
Net Increase (Decrease)               $ (3,262,511)   $  1,773,778   $    771,492    $     37,632    $    462,370   $  4,176,346
                                      ============    ============   ============    ============    ============   ============

6.   INVESTMENT TRANSACTIONS

     For the six months ended January 31, 2004, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

        PORTFOLIO                      PURCHASES         SALES
        ---------                     ------------    ------------
        Value Growth                  $  4,186,092    $  7,812,105
        High Grade Bond                         --         570,757
        Strategic Yield                    820,875         982,081
        Managed                          2,015,350       4,509,282
        Blue Chip                               --          77,258

     Any of the portfolios may purchase newly issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. The High Grade Bond Portfolio has a purchase commitment on a mortgage-backed security issued by the Government National Mortgage Association. As of January 31, 2004, the High Grade Bond Portfolio purchase commitment (security pool # 1904), with a face amount of $500,000, cost of $496,641, and market value of $495,625 is expected to settle on February 19, 2004. This transaction will not settle until it is delivered to the portfolio. The transaction is subject to market fluctuations and the current value is determined in the same manner as other portfolio securities.

     The U.S. federal income tax basis of the Fund's investments in securities and the net unrealized appreciation (depreciation) of investments for U.S. federal income tax purposes at January 31, 2004, by portfolio, was composed of the following:

                                            TAX COST OF          GROSS UNREALIZED        NET UNREALIZED
                                            INVESTMENTS    ---------------------------    APPRECIATION
PORTFOLIO                                  IN SECURITIES   APPRECIATION   DEPRECIATION   OF INVESTMENTS
---------                                  -------------   ------------   ------------   --------------
Value Growth                               $  75,347,930   $ 10,719,391   $  8,751,852   $    1,967,539
High Grade Bond                               17,421,016        820,138         69,673          750,465
Strategic Yield                               12,815,328        770,197         95,061          675,136
Managed                                       36,668,719      7,057,052        927,140        6,129,912
Blue Chip                                     44,551,988     19,489,062      3,101,929       16,387,133

     The basis for U.S. federal income tax purposes and financial reporting purposes for investments in the Money Market Portfolio is the same and is equal to the underlying investments' carrying value.

7.   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                                              HIGH GRADE                  STRATEGIC                     MONEY
                                                 BOND                       YIELD                       MARKET
                                      -------------------------   -------------------------   -------------------------
PAYABLE DATE                            CLASS B       CLASS I       CLASS B       CLASS I       CLASS B       CLASS I
------------                          -----------   -----------   -----------   -----------   -----------   -----------
August 29, 2003                       $    0.0305   $    0.0386   $    0.0406   $    0.0481   $    0.0001   $    0.0005
September 30, 2003                         0.0432        0.0523        0.0441        0.0496        0.0002        0.0006
October 31, 2003                           0.0305        0.0388        0.0433        0.0514        0.0001        0.0006
November 26, 2003                          0.0308        0.0383        0.0416        0.0491        0.0001        0.0003
December 31, 2003                          0.0426        0.0518        0.0609        0.0698        0.0001        0.0002
January 30, 2004                           0.0290        0.0373        0.0387        0.0469        0.0001        0.0002
                                      -----------   -----------   -----------   -----------   -----------   -----------
Total Dividends per Share             $    0.2066   $    0.2571   $    0.2692   $    0.3149   $    0.0007   $    0.0024
                                      ===========   ===========   ===========   ===========   ===========   ===========

     None of the ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the High Grade Bond, Strategic Yield and Money Market Portfolios.

     In addition, dividends and distributions to shareholders from net investment income and net realized gain from investment transactions were paid during the six months ended January 31, 2004, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                                     DIVIDEND AMOUNT
                                                                                        PER SHARE
                                      DECLARATION       RECORD       PAYABLE    -------------------------
PORTFOLIO                                 DATE           DATE         DATE        CLASS B       CLASS I
---------                             -----------      --------      --------   -----------   -----------
Value Growth                             12/17/03      12/17/03      12/18/03   $    0.0276   $    0.1307
Managed                                  10/30/03      10/30/03      10/31/03        0.0368        0.0685
Managed                                  12/29/03      12/29/03      12/30/03        0.0402        0.0618
Blue Chip                                12/29/03      12/29/03      12/30/03        0.1800        0.5506

     All ordinary income dividends qualify for the dividends received deduction by corporate shareholders for the Value Growth, Managed and Blue Chip Portfolios.

CAPITAL GAINS DISTRIBUTIONS:

                                                                                  DIVIDEND
                                                                                   AMOUNT
                                      DECLARATION       RECORD       PAYABLE      PER SHARE
PORTFOLIO                                 DATE           DATE         DATE      (BOTH CLASSES)
---------                             -----------      --------      --------   --------------
High Grade Bond                          12/17/03      12/17/03      12/18/03     $     0.0336

     The tax character of dividends and distributions to shareholders during the six months ended January 31, 2004 and year ended July 31, 2003 was the same as for financial reporting purposes.

FEDERAL INCOME TAXES

     For the period ended January 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the period ended January 31, 2004, the Fund intends to designate the following dividends as taxed at a maximum rate of 15%.

                                         MAXIMUM
     PORTFOLIO                            AMOUNT
     ---------                          ---------
     Value Growth - Class B             $ 168,740
     Value Growth - Class I                53,781
     High Grade Bond - Class B                 --
     High Grade Bond - Class I                 --
     Strategic Yield - Class B                 --
     Strategic Yield - Class I                 --
     Managed - Class B                    207,187
     Managed - Class I                     49,296
     Money Market - Class B                    --
     Money Market - Class I                    --
     Blue Chip - Class B                  235,610
     Blue Chip - Class I                  148,433

     Complete information will be computed and reported in conjunction with the compilation and mailing of the 2004 1099-DIV forms to Fund shareholders.

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
SIX MONTH PERIOD ENDED JANUARY 31, 2004 (UNAUDITED) AND YEARS ENDED JULY 31, 2003, 2002, 2001, 2000, 1999

                                           INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                        ----------------------------------------   -----------------------------------------
                                                       NET REALIZED
                                                           AND
                             NET ASSET                  UNREALIZED      TOTAL      DIVIDENDS
                             VALUE AT      NET             GAIN          FROM       FROM NET    DISTRIBUTIONS
                             BEGINNING  INVESTMENT      (LOSS) ON     INVESTMENT   INVESTMENT       FROM           TOTAL
                             OF PERIOD    INCOME       INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS
                             ---------  ----------     ------------   ----------   ----------   -------------  -------------
VALUE GROWTH PORTFOLIO
   Class B:
      2004                   $   10.17  $     0.01     $       1.82   $     1.83   $    (0.03)  $          --  $       (0.03)
      2003                        8.99        0.03             1.17         1.20        (0.02)             --          (0.02)
      2002                       10.28        0.04            (1.26)       (1.22)       (0.07)             --          (0.07)
      2001                        8.53        0.08             1.75         1.83        (0.08)             --          (0.08)
      2000                        9.57        0.06            (1.05)       (0.99)       (0.05)             --          (0.05)
      1999                       11.07        0.09            (0.97)       (0.88)       (0.62)             --          (0.62)
   Class I:
      2004                   $   10.26  $     0.06     $       1.83   $     1.89   $    (0.13)  $          --  $       (0.13)
      2003                        9.06        0.16             1.14         1.30        (0.10)             --          (0.10)
      2002                       10.35        0.13            (1.26)       (1.13)       (0.16)             --          (0.16)
      2001                        8.58        0.16             1.77         1.93        (0.16)             --          (0.16)
      2000                        9.60        0.12            (1.05)       (0.93)       (0.09)             --          (0.09)
      1999                       11.08        0.19            (1.01)       (0.82)       (0.66)             --          (0.66)

HIGH GRADE BOND PORTFOLIO
   Class B:
      2004                   $   10.46  $     0.21     $       0.33   $     0.54   $    (0.21)  $       (0.03) $       (0.24)
      2003                       10.49        0.39            (0.01)        0.38        (0.39)          (0.02)         (0.41)
      2002                       10.36        0.48             0.15         0.63        (0.48)          (0.02)         (0.50)
      2001                        9.69        0.58             0.67         1.25        (0.58)             --          (0.58)
      2000                       10.07        0.57            (0.35)        0.22        (0.59)          (0.01)         (0.60)
      1999                       10.57        0.56            (0.44)        0.12        (0.56)          (0.06)         (0.62)
   Class I:
      2004                   $   10.46  $     0.26     $       0.34   $     0.60   $    (0.26)  $       (0.03) $       (0.29)
      2003                       10.49        0.49(2)         (0.01)        0.48        (0.49)          (0.02)         (0.51)
      2002                       10.37        0.57             0.14         0.71        (0.57)          (0.02)         (0.59)
      2001                        9.69        0.66             0.68         1.34        (0.66)             --          (0.66)
      2000                       10.07        0.63            (0.35)        0.28        (0.65)          (0.01)         (0.66)
      1999                       10.57        0.60            (0.44)        0.16        (0.60)          (0.06)         (0.66)

STRATEGIC YIELD PORTFOLIO
   Class B:
      2004                   $    9.30  $     0.27     $       0.53   $     0.80   $    (0.27)  $          --  $       (0.27)
      2003                        9.43        0.59(2)         (0.13)        0.46        (0.59)             --          (0.59)
      2002                        9.55        0.60            (0.12)        0.48        (0.60)             --          (0.60)
      2001                        9.35        0.62             0.20         0.82        (0.62)             --          (0.62)
      2000                        9.87        0.66(2)         (0.52)        0.14        (0.66)             --          (0.66)
      1999                       10.48        0.60            (0.51)        0.09        (0.68)          (0.02)         (0.70)
   Class I:
      2004                   $    9.29  $     0.31     $       0.53   $     0.84   $    (0.31)  $          --  $       (0.31)
      2003                        9.43        0.69            (0.14)        0.55        (0.69)             --          (0.69)
      2002                        9.55        0.68            (0.12)        0.56        (0.68)             --          (0.68)
      2001                        9.34        0.70             0.21         0.91        (0.70)             --          (0.70)
      2000                        9.87        0.73            (0.53)        0.20        (0.73)             --          (0.73)
      1999                       10.47        0.65            (0.50)        0.15        (0.73)          (0.02)         (0.75)

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                        ---------------------------------------------------------------------------
                                           TOTAL
                                         INVESTMENT                                                        RATIO OF NET
                             NET ASSET  RETURN BASED                        RATIO OF        RATIO OF NET    INVESTMENT
                             VALUE AT       ON          NET ASSETS AT   TOTAL EXPENSES TO   EXPENSES TO     INCOME TO     PORTFOLIO
                                END      NET ASSET      END OF PERIOD       AVERAGE         AVERAGE NET      AVERAGE      TURNOVER
                             OF PERIOD    VALUE(1)      (IN THOUSANDS)     NET ASSETS          ASSETS       NET ASSETS      RATE
                             ---------  ------------    --------------  -----------------   ------------   ------------   ---------
VALUE GROWTH PORTFOLIO
   Class B:
      2004                   $   11.97         17.98%   $       72,847               1.66%          1.66%          0.14%          6%
      2003                       10.17         13.37%           63,473               1.78%          1.78%          0.29%         11%
      2002                        8.99        (11.98)%          58,231               1.66%          1.65%          0.40%         20%
      2001                       10.28         21.49%           68,667               1.70%          1.69%          0.82%         43%
      2000                        8.53        (10.35)%          60,429               1.79%          1.78%          0.64%        103%
      1999                        9.57         (7.46)%          82,902               1.74%          1.74%          0.92%        220%
   Class I:
      2004                   $   12.02         18.47%   $        5,146               0.74%          0.74%          1.05%          6%
      2003                       10.26         14.48%            4,205               0.81%          0.81%          1.30%         11%
      2002                        9.06        (11.14)%           4,852               0.76%          0.75%          1.30%         20%
      2001                       10.35         22.55%            5,366               0.77%          0.76%          1.74%         43%
      2000                        8.58         (9.70)%           4,230               1.01%          1.00%          1.42%        103%
      1999                        9.60         (6.83)%           5,399               1.19%          1.18%          1.48%        220%

HIGH GRADE BOND PORTFOLIO
   Class B:
      2004                   $   10.76          5.20%   $       13,278               1.69%          1.68%          3.88%          3%
      2003                       10.46          3.58%           13,138               1.74%          1.74%          3.64%         23%
      2002                       10.49          6.29%           13,554               1.66%          1.66%          4.68%         21%
      2001                       10.36         13.32%           12,070               1.70%          1.68%          5.84%          9%
      2000                        9.69          2.27%           11,513               1.75%          1.73%          5.80%         12%
      1999                       10.07          1.07%           13,110               1.67%          1.66%          5.33%         29%
   Class I:
      2004                   $   10.77          5.80%   $        4,583               0.73%          0.73%          4.83%          3%
      2003                       10.46          4.58%            4,429               0.83%          0.77%          4.52%         23%
      2002                       10.49          7.06%            2,280               0.83%          0.82%          5.51%         21%
      2001                       10.37         14.35%            1,895               0.86%          0.84%          6.66%          9%
      2000                        9.69          2.85%            1,495               1.19%          1.17%          6.36%         12%
      1999                       10.07          1.47%            1,521               1.26%          1.25%          5.74%         29%

STRATEGIC YIELD PORTFOLIO
   Class B:
      2004                   $    9.83          8.70%   $       10,729               1.94%          1.94%          5.62%          7%
      2003                        9.30          5.05%           10,530               2.00%          2.00%          6.33%         44%
      2002                        9.43          5.13%           10,552               1.93%          1.93%          6.27%         33%
      2001                        9.55          9.03%           10,288               1.96%          1.94%          6.55%         20%
      2000                        9.35          1.64%           10,276               2.02%          1.98%          7.05%          3%
      1999                        9.87          0.87%           11,734               1.95%          1.94%          5.93%         44%
   Class I:
      2004                   $    9.82          9.22%   $        2,930               0.93%          0.93%          6.57%          7%
      2003                        9.29          5.99%            2,736               0.99%          0.98%          7.29%         44%
      2002                        9.43          6.11%            2,130               0.98%          0.97%          7.22%         33%
      2001                        9.55         10.14%            1,852               1.04%          1.02%          7.47%         20%
      2000                        9.34          2.20%            1,535               1.34%          1.33%          7.71%          3%
      1999                        9.87          1.43%            1,635               1.50%          1.49%          6.38%         44%

SIX MONTH PERIOD ENDED JANUARY 30, 2004 (UNAUDITED) AND YEARS ENDED JULY 31, 2003, 2002, 2001, 2000, 1999

                                           INCOME FROM INVESTMENT OPERATIONS                  LESS DISTRIBUTIONS
                                        ----------------------------------------   -----------------------------------------
                                                       NET REALIZED
                                                           AND
                             NET ASSET                  UNREALIZED      TOTAL      DIVIDENDS
                             VALUE AT      NET             GAIN          FROM       FROM NET    DISTRIBUTIONS
                             BEGINNING  INVESTMENT      (LOSS) ON     INVESTMENT   INVESTMENT       FROM           TOTAL
                             OF PERIOD    INCOME       INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS
                             ---------  ----------     ------------   ----------   ----------   -------------  -------------
MANAGED PORTFOLIO
   Class B:
      2004                   $   12.50  $     0.08     $       1.47   $     1.55   $    (0.08)  $          --  $       (0.08)
      2003                       11.26        0.18             1.24         1.42        (0.18)             --          (0.18)
      2002                       12.46        0.22            (1.20)       (0.98)       (0.22)             --          (0.22)
      2001                       10.06        0.30             2.40         2.70        (0.30)             --          (0.30)
      2000                       10.39        0.46            (0.33)        0.13        (0.46)             --          (0.46)
      1999                       12.15        0.47            (1.25)       (0.78)       (0.98)             --          (0.98)
   Class I:
      2004                   $   12.53  $     0.14     $       1.48   $     1.62   $    (0.13)  $          --  $       (0.13)
      2003                       11.29        0.31(2)          1.24         1.55        (0.31)             --          (0.31)
      2002                       12.49        0.34            (1.20)       (0.86)       (0.34)             --          (0.34)
      2001                       10.08        0.40             2.41         2.81        (0.40)             --          (0.40)
      2000                       10.41        0.53            (0.33)        0.20        (0.53)             --          (0.53)
      1999                       12.13        0.49            (1.21)       (0.72)       (1.00)             --          (1.00)

MONEY MARKET PORTFOLIO
   Class B:
      2004                   $    1.00  $     0.00(2)  $         --   $     0.00   $    (0.00)  $          --  $       (0.00)
      2003                        1.00        0.00(2)            --         0.00        (0.00)             --          (0.00)
      2002                        1.00        0.01(2)            --         0.01        (0.01)             --          (0.01)
      2001                        1.00        0.04               --         0.04        (0.04)             --          (0.04)
      2000                        1.00        0.04               --         0.04        (0.04)             --          (0.04)
      1999                        1.00        0.03               --         0.03        (0.03)             --          (0.03)
   Class I:
      2004                   $    1.00  $     0.00(2)  $         --   $     0.00   $    (0.00)  $          --  $       (0.00)
      2003                        1.00        0.01(2)            --         0.01        (0.01)             --          (0.01)
      2002                        1.00        0.01(2)            --         0.01        (0.01)             --          (0.01)
      2001                        1.00        0.05               --         0.05        (0.05)             --          (0.05)
      2000                        1.00        0.04(2)            --         0.04        (0.04)             --          (0.04)
      1999                        1.00        0.03(2)            --         0.03        (0.03)             --          (0.03)

BLUE CHIP PORTFOLIO
   Class B:
      2004                   $   34.44  $     0.10     $       4.07   $     4.17   $    (0.18)  $          --  $       (0.18)
      2003                       32.16        0.14             2.23         2.37        (0.09)             --          (0.09)
      2002                       41.06        0.08            (8.94)       (8.86)       (0.04)             --          (0.04)
      2001                       47.32        0.02            (5.37)       (5.35)       (0.01)          (0.90)         (0.91)
      2000                       46.89        0.06             1.00         1.06        (0.11)          (0.52)         (0.63)
      1999                       41.27        0.13             5.82         5.95        (0.28)          (0.05)         (0.33)
   Class I:
      2004                   $   34.65  $     0.29     $       4.10   $     4.39   $    (0.55)  $          --  $       (0.55)
      2003                       32.45        0.56(2)          2.15         2.71        (0.51)             --          (0.51)
      2002                       41.42        0.43            (8.97)       (8.54)       (0.43)             --          (0.43)
      2001                       47.70        0.42            (5.37)       (4.95)       (0.43)          (0.90)         (1.33)
      2000                       47.13        0.43             1.04         1.47        (0.38)          (0.52)         (0.90)
      1999                       41.37        0.38             5.84         6.22        (0.41)          (0.05)         (0.46)

                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                        ---------------------------------------------------------------------------
                                            TOTAL
                                          INVESTMENT                                                       RATIO OF NET
                             NET ASSET   RETURN BASED                       RATIO OF        RATIO OF NET    INVESTMENT
                             VALUE AT        ON         NET ASSETS AT   TOTAL EXPENSES TO   EXPENSES TO     INCOME TO     PORTFOLIO
                                END       NET ASSET     END OF PERIOD       AVERAGE         AVERAGE NET      AVERAGE      TURNOVER
                             OF PERIOD     VALUE(1)     (IN THOUSANDS)     NET ASSETS          ASSETS       NET ASSETS      RATE
                             ---------   ------------   --------------  -----------------   ------------   ------------   ---------
MANAGED PORTFOLIO
   Class B:
      2004                   $   13.97         12.40%   $       37,533               1.83%          1.83%          1.17%          7%
      2003                       12.50         12.74%           34,540               1.96%          1.95%          1.55%         22%
      2002                       11.26         (7.91)%          31,813               1.85%          1.84%          1.80%         20%
      2001                       12.46         27.00%           35,847               1.89%          1.88%          2.54%         50%
      2000                       10.06          1.42%           29,443               1.97%          1.96%          4.47%         70%
      1999                       10.39         (6.26)%          38,012               1.95%          1.95%          4.30%         67%
   Class I:
      2004                   $   14.02         12.97%   $        5,521               0.84%          0.84%          2.16%          7%
      2003                       12.53         13.96%            4,664               0.95%          0.92%          2.57%         22%
      2002                       11.29         (7.01)%           3,482               0.89%          0.88%          2.76%         20%
      2001                       12.49         28.13%            3,544               0.94%          0.93%          3.46%         50%
      2000                       10.08          2.10%            2,465               1.30%          1.29%          5.14%         70%
      1999                       10.41         (5.75)%           2,931               1.47%          1.47%          4.78%         67%

MONEY MARKET PORTFOLIO
   Class B:
      2004                   $    1.00          0.08%   $        2,941               1.83%          0.87%          0.15%          0%
      2003                        1.00          0.22%            2,978               1.82%          1.14%          0.22%          0%
      2002                        1.00          0.69%            3,135               1.75%          1.48%          0.71%          0%
      2001                        1.00          3.82%            3,614               1.74%          1.73%          3.82%          0%
      2000                        1.00          4.12%            3,928               1.73%          1.71%          4.03%          0%
      1999                        1.00          3.19%            3,467               1.91%          1.89%          3.13%          0%
   Class I:
      2004                   $    1.00          0.24%   $          500               0.97%          0.48%          0.54%          0%
      2003                        1.00          0.79%            1,794               0.84%          0.56%          0.79%          0%
      2002                        1.00          1.42%            1,175               0.90%          0.74%          1.39%          0%
      2001                        1.00          4.61%              983               0.97%          0.95%          4.47%          0%
      2000                        1.00          4.36%              730               1.73%          1.47%          4.48%          0%
      1999                        1.00          3.16%              735               2.22%          1.97%          3.07%          0%

BLUE CHIP PORTFOLIO
   Class B:
      2004                   $   38.43         12.11%   $       50,602               1.50%          1.50%          0.58%          0%
      2003                       34.44          7.42%           44,919               1.64%          1.64%          0.44%         20%
      2002                       32.16        (21.59)%          41,510               1.49%          1.49%          0.21%          0%
      2001                       41.06        (11.45)%          52,670               1.49%          1.48%          0.05%          0%
      2000                       47.32          2.21%           60,701               1.50%          1.49%          0.12%         18%
      1999                       46.89         14.51%           55,045               1.52%          1.52%          0.30%          7%
   Class I:
      2004                   $   38.49         12.69%   $       10,374               0.47%          0.47%          1.60%          0%
      2003                       34.65          8.56%            9,417               0.65%          0.56%          1.50%         20%
      2002                       32.45        (20.80)%           5,026               0.49%          0.49%          1.21%          0%
      2001                       41.42        (10.56)%           5,640               0.52%          0.51%          1.01%          0%
      2000                       47.70          3.05%            5,902               0.69%          0.69%          0.93%         18%
      1999                       47.13         15.18%            5,601               0.94%          0.94%          0.88%          7%

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

   (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

   (2) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following Portfolios would have had per share net investment income as shown:

                                                      PER SHARE
                                                    NET INVESTMENT     AMOUNT
                                             YEAR       INCOME       REIMBURSED
                                             ----   --------------   ----------
       HIGH GRADE BOND PORTFOLIO
          Class I                            2003   $         0.48   $    1,935
       STRATEGIC YIELD PORTFOLIO
          Class B                            2003   $         0.59   $      291
                                             2000             0.66        2,521
       MANAGED PORTFOLIO
          Class I                            2003   $         0.31   $    1,275
       MONEY MARKET PORTFOLIO
          Class B                            2004   $           --   $   14,458
                                             2003               --       20,717
                                             2002               --        8,374
          Class I                            2004   $           --   $    3,498
                                             2003             0.01        4,854
                                             2002             0.01        1,603
                                             2000             0.04        1,701
                                             1999             0.03        1,724
       BLUE CHIP PORTFOLIO
          Class I                            2003   $         0.54   $    6,140

INFORMATION ON PROXY VOTING:

The Fund has delegated the authority to vote proxies related to the Fund's portfolio securities to EquiTrust Investment. A description of the policies and procedures that EquiTrust Investment uses in fulfilling this responsibility is available, without charge, upon request by calling 1-877-860-2904. It also appears in the Fund's Statement of Additional information, which can be found on the SEC's website at www.sec.gov.

ITEM  2.      CODE OF ETHICS.

        (a) - (e)  Not applicable to this filing.

        (f) A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant at its principal executive office.

ITEM  3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM  4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

              Not applicable because the registrant has not been required to provide disclosure in response to the requirements of
              Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) regarding the procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.       CONTROLS AND PROCEDURES

        (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

        (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.       EXHIBITS.

        (a)(1)    See Item 2(f).

        (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

        (a)(3)    Not applicable.

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EquiTrust Series Fund, Inc.
              -------------------------------------


By:                  /s/ Dennis M. Marker
              -------------------------------------
              Name:  Dennis M. Marker
              Title: Chief Executive Officer
              Date:  3/22/2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                  /s/ Dennis M. Marker
              -------------------------------------
              Name:  Dennis M. Marker
              Title: Chief Executive Officer
              Date:  3/22/2004


By:                  /s/ James W. Noyce
              -------------------------------------
              Name:  James W. Noyce
              Title: Chief Financial Officer
              Date:  3/18/2004